PROSPECTUS
                             16,000,000 TRUEPRS(SM)

                       ANZ EXCHANGEABLE PREFERRED TRUST

                                ---------------

  Each of the Trust Units Exchangeable for Preference Shares(SM) ("TrUEPrS") offered hereby (the "Offering") will represent a proportionate share of a beneficial ownership interest in the Trust and, as described herein, upon the occurrence of an Exchange Event (as defined herein), will be exchanged for either (i) American Depositary Receipts ("ADRs") evidencing, for each TrUEPrS, one American Depositary Share ("ADS") representing four fully-paid non-cumulative preference shares, liquidation preference US$6.25 per share (the "ANZ Preference Shares"), issued by Australia and New Zealand Banking Group Limited ("ANZ") or (ii) cash in an amount of US$25 per TrUEPrS, plus the accrued dividend distributions thereon for the current quarterly dividend period. Each TrUEPrS will be sold at an initial public offering price of US$25. Except as described herein, holders of the TrUEPrS will receive non-cumulative dividend distributions in an amount equal to US$2.00 per TrUEPrS per annum, payable quarterly in arrears in an amount equal to US$.50 per TrUEPrS on each January 15, April 15, July 15, and October 15 of each year (each, a "Dividend Payment Date"), to holders of record as of the immediately preceding January 1, April 1, July 1 and October 1, respectively (each, a "Record Date"), except as described herein. The first dividend distribution in respect of the period from and including September 23, 1998 (the "Issue Date") to but excluding October 15, 1998 will equal US$.1222 per TrUEPrS.
                                                  (continued on following page)

  SEE "PROSPECTUS SUMMARY--RISK FACTORS," BEGINNING ON PAGE 8 OF THIS PROSPECTUS, AND "RISK FACTORS," BEGINNING ON PAGE 19 OF THIS PROSPECTUS, FOR CERTAIN CONSIDERATIONS RELEVANT TO AN INVESTMENT IN THE TRUEPRS.

  The TrUEPrS have been approved for listing on the New York Stock Exchange (the "NYSE"), subject to official notice of issuance. Trading of the TrUEPrS on the NYSE is expected to commence within the 30-day period after the Issue Date. See "Underwriting."

                                ---------------

 THESE SECURITIES  HAVE NOT  BEEN APPROVED OR  DISAPPROVED BY  THE SECURITIES
   AND EXCHANGE COMMISSION OR  ANY STATE SECURITIES  COMMISSION NOR HAS THE
    SECURITIES AND EXCHANGE COMMISSION  OR ANY STATE SECURITIES COMMISSION
      PASSED UPON  THE  ACCURACY  OR ADEQUACY  OF  THIS  PROSPECTUS. ANY
       REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                                 PRICE TO    SALES  PROCEEDS TO
                                                PUBLIC(1)   LOAD(2) TRUST(3)(4)
--------------------------------------------------------------------------------
Per TrUEPrS..................................     $25.00      (4)      $25.00
--------------------------------------------------------------------------------
Total(5).....................................  $400,000,000   (4)   $400,000,000

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
(1) Plus accrued dividend distributions, if any, from September 23, 1998 or, if the purchase date is after October 15, 1998, from October 15, 1998.
(2) In view of the fact that the proceeds of the sale of the TrUEPrS will ultimately be invested in the ANZ Preference Shares, the Trust and ANZ have agreed to indemnify the several Underwriters against certain liabilities, including liabilities under the Securities Act of 1933, as amended. See "Underwriting."
(3) Before deducting estimated expenses of $630,000 payable by the Trust. See "Management Arrangements--Estimated Expenses."
(4) In view of the fact that the proceeds of the sale of the TrUEPrS will ultimately be invested in the ANZ Preference Shares, ANZ has agreed to pay the Underwriters, as compensation (the "Underwriters' Compensation"), $.7875 per TrUEPrS or $12,600,000 in the aggregate (or $14,486,850 in the aggregate if the Underwriters' over-allotment option is exercised in full); provided that such compensation for sales of more than 10,000 TrUEPrS to any single purchaser will be $.50 per TrUEPrS and, to the extent such sales are made, the actual amount of Underwriters'
    Compensation will be less than the aggregate amounts specified above. See "Underwriting."
(5) The Trust has granted the Underwriters an option, exercisable for 30 days from the date hereof, to purchase up to 2,396,000 additional TrUEPrS, solely to cover over-allotments, if any. If all such TrUEPrS are purchased, the total Price to Public and Proceeds to Trust will be $459,900,000. See "Underwriting." Also, the total Price to Public and Proceeds to Trust excludes $100,000 relating to 4,000 TrUEPrS sold to ML IBK Positions, Inc. in accordance with the requirements of the Investment Company Act of 1940, as amended.

                                ---------------

  The TrUEPrS are offered by the several Underwriters, subject to prior sale, when, as and if issued to and accepted by them, and subject to approval of certain legal matters by counsel for the Underwriters and certain other conditions. The Underwriters reserve the right to withdraw, cancel or modify such offer and to reject orders in whole or in part. It is expected that delivery of the TrUEPrS will be made through the facilities of The Depository Trust Company on or about September 23, 1998.
-------
SM Service mark of Merrill Lynch & Co., Inc.

                                ---------------

MERRILL LYNCH & CO.
           MORGAN STANLEY DEAN WITTER
                       PAINEWEBBER INCORPORATED
                               PRUDENTIAL SECURITIES INCORPORATED
                                                           SALOMON SMITH BARNEY

                                ---------------

              The date of this Prospectus is September 15, 1998.

(continued from cover page)

  The Trust is a newly-created Delaware business trust established for the sole purpose of (a) issuing the TrUEPrS, (b) investing the proceeds thereof in and holding 8% Mandatorily Redeemable Debt Securities due 2047 (the "Debt Securities") issued by Carlotta (UK) Company, a special purpose unlimited company incorporated under the laws of England and Wales, and domiciled in the United Kingdom (the "U.K. Company"), with an aggregate principal amount equal to such proceeds and (c) entering into the ADSs Purchase Contract between the Trust and the Jersey Subsidiary herein referred to (the "ADSs Purchase Contract"). The Trust's investment objective is to distribute to the holders of TrUEPrS (a) prior to an Exchange Date (as defined herein), pro rata based on the number of TrUEPrS outstanding the interest the Trust receives on the Debt Securities from time to time, and (b) upon the occurrence of an Exchange Event, (i) if the Exchange Event is anything other than a redemption or mandatory repurchase (such mandatory repurchase being a "Buy-Back") of the ANZ Preference Shares for cash, ADRs evidencing, for each TrUEPrS, one ADS representing four ANZ Preference Shares and (ii) if the Exchange Event is a redemption or Buy-Back of the ANZ Preference Shares for cash, US$25 per TrUEPrS plus an amount equal to the accrued but unpaid interest on US$25 principal amount of the Debt Securities from and including the Interest Payment Date immediately preceding the Exchange Date to but excluding such Exchange Date. Prior to the Exchange Date, the ANZ Preference Shares will not pay dividends. On and after the Exchange Date (unless the Exchange Event is the redemption or Buy-Back of the ANZ Preference Shares for cash), each ANZ Preference Share will accrue non-cumulative dividends at the rate of US$.50 per share per annum, payable quarterly in arrears in an amount equal to US$.125 per share on each Dividend Payment Date to holders of record as of the immediately preceding Record Date. See "Investment Objective and Policies."

  The Trust will not be managed like a typical closed-end investment company. The Trust has adopted a fundamental policy (a) to invest 100% of its portfolio in the Debt Securities and not to dispose of the Debt Securities during the term of the Trust other than in connection with a mandatory redemption thereof as a result of an Exchange Event and (b) to enter into the ADSs Purchase Contract and not to dispose of the ADSs Purchase Contract during the term of the Trust. For information concerning the ADSs that may be received by the holders of TrUEPrS upon the occurrence of an Exchange Event and the ANZ Preference Shares represented thereby, see the accompanying prospectus of ANZ. The TrUEPrS are a suitable investment only for investors who are able to understand the unique nature of the Trust and the economic characteristics of the Debt Securities and the ADSs and the ANZ Preference Shares that may be delivered in exchange for TrUEPrS upon an Exchange Event. See "Investment Objective and Policies."

  The Trust will be treated as a grantor trust for U.S. Federal income tax purposes. In general, for U.S. Federal income tax purposes no gain or loss should be recognized by U.S. holders of the TrUEPrS upon receipt of the ADSs upon an exchange or dissolution of the Trust. However, U.S. holders will recognize taxable gain or loss upon receipt of cash, if any, upon an exchange or dissolution of the Trust. See "Taxation--Certain United States Federal Income Tax Considerations."

  Prior to the Offering there has been no public market for the TrUEPrS. Shares of closed-end investment companies have in the past frequently traded at a discount from their net asset values and initial public offering prices. The risk of loss associated with this characteristic of closed-end investment companies may be greater for investors expecting to sell shares of a closed-end investment company soon after the completion of an initial public offering.

  This Prospectus sets forth concisely information about the Trust that a prospective investor should know before investing and should be read and retained for future reference.

                               ---------------

  IN CONNECTION WITH THIS OFFERING, THE UNDERWRITERS MAY OVER-ALLOT OR EFFECT TRANSACTIONS WHICH STABILIZE OR MAINTAIN THE MARKET PRICE OF THE TRUEPRS AT A LEVEL ABOVE THAT WHICH MIGHT OTHERWISE PREVAIL IN THE OPEN MARKET. SUCH STABILIZING, IF COMMENCED, MAY BE DISCONTINUED AT ANY TIME. FOR A DESCRIPTION OF THESE ACTIVITIES, SEE "UNDERWRITING."

  THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR AN INVITATION TO PURCHASE OR SUBSCRIBE FOR, THE TRUEPRS IN THE COMMONWEALTH OF AUSTRALIA OR ANY OF ITS STATES OR TERRITORIES. THE TRUEPRS MAY NOT BE OFFERED, SOLD OR DELIVERED IN OR TO ANY RESIDENT OF THE COMMONWEALTH OF AUSTRALIA OR ANY OF ITS STATES OR TERRITORIES. SEE "UNDERWRITING."

                               PROSPECTUS SUMMARY

  The following summary should be read in conjunction with the more detailed information appearing elsewhere in this Prospectus. Unless otherwise indicated, the information contained in this Prospectus assumes that the Underwriters' over-allotment option is not exercised.

THE TRUST

  ANZ Exchangeable Preferred Trust is a newly-created Delaware business trust that will be registered as a non-diversified closed-end management investment company under the U.S. Investment Company Act of 1940, as amended (the "Investment Company Act"). The term of the Trust will expire on or shortly after the occurrence of an Exchange Event. The Trust will be treated as a grantor trust for United States Federal income tax purposes.

THE OFFERING

  The Trust is offering 16,000,000 TrUEPrS, each representing a proportionate share of beneficial interest in the assets of the Trust, at an initial public offering price of US$25 per TrUEPrS. The Underwriters have been granted an option, exercisable for 30 days from the date of this Prospectus, to purchase up to an aggregate of 2,396,000 additional TrUEPrS, solely to cover over-allotments, if any. See "Underwriting." In accordance with the requirements of the Investment Company Act, on September 1, 1998, the Trust issued 4,000 TrUEPrS (the "Initial TrUEPrS") to ML IBK Positions, Inc., an affiliate of Merrill Lynch, Pierce, Fenner & Smith Incorporated, for the purchase price of US$25 per TrUEPrS.

USE OF PROCEEDS AND COLLATERAL ARRANGEMENTS

  The following transactions will take place on the Issue Date. The Trust will use the proceeds from the sale of the TrUEPrS in the Offering and the Initial TrUEPrS to subscribe for and purchase from the U.K. Company Debt Securities with an aggregate principal amount equal to such proceeds. The Trust will also enter into the ADSs Purchase Contract. The Trust, as the holder of the Debt Securities, will be entitled to receive interest due thereon quarterly in arrears on each Dividend Payment Date (each, an "Interest Payment Date"), at the rate per annum of 8%. The Debt Securities will be issued only in bearer form and will be denominated and pay interest in U.S. dollars. The Debt Securities will be listed on the Luxembourg Stock Exchange and, unless redeemed on an earlier Exchange Date, will be redeemed on October 15, 2047. The U.K. Company will use the proceeds from the sale of the Debt Securities to purchase at a price equal to their liquidation preference fully paid, non-dividend paying preference shares, liquidation preference US$25 per share (the "Jersey Preference Shares"), issued by Carlotta (Investments) Limited, a company incorporated with limited liability under the laws of, and domiciled in, Jersey, the Channel Islands (the "Jersey Subsidiary"). The Jersey Subsidiary will use the proceeds from the sale of the Jersey Preference Shares to make a payment to ANZ in consideration for the issuance of ANZ Preference Shares by ANZ to the ADR depositary and the issuance of ADSs by the ADR depositary to the Jersey Subsidiary equal to the aggregate liquidation preference of the ANZ Preference Shares represented thereby. Pursuant to a security and pledge agreement (the "ADRs Security and Pledge Agreement") to be entered into among the Trust, the U.K. Company, the Jersey Subsidiary and The Bank of New York, as collateral agent (the "Collateral Agent"), the Jersey Subsidiary will irrevocably and unconditionally deposit ADRs evidencing the ADSs with the Collateral Agent and pledge the ADRs to the holder of the Jersey Preference Shares (initially the U.K. Company) to secure its redemption obligations under the Jersey Preference Shares and to the Trust to secure its obligation to deliver ADSs under the ADSs Purchase Contract. Also pursuant to the ADRs Security and Pledge Agreement, the U.K. Company, with the consent of the Jersey Subsidiary, will irrevocably and unconditionally assign and hypothecate its interest in such pledge to the Trust to secure its redemption obligations under the Debt Securities. Pursuant to a separate security and pledge agreement (the "Jersey Preference Shares Security and Pledge Agreement" and, together with the ADRs Security and Pledge

Agreement, the "Security and Pledge Agreements") to be entered into among the Trust, the U.K. Company and the Collateral Agent, the U.K. Company will irrevocably and unconditionally deposit the Jersey Preference Shares with the Collateral Agent and pledge the Jersey Preference Shares to secure its obligations to the Trust under the Debt Securities. Prior to the occurrence of an Exchange Event, ownership of the Jersey Preference Shares and the ADSs will remain with the U.K. Company and the Jersey Subsidiary, respectively, although pursuant to the ADRs Security and Pledge Agreement, the Jersey Subsidiary will agree to, or will cause the Collateral Agent to, direct the ADR depositary to vote the ANZ Preference Shares represented by the ADSs as directed by the holders of the TrUEPrS.

  On the Issue Date, ANZ will use the proceeds from the issue of the ANZ Preference Shares to make a capital contribution to a business trust established under the laws of the State of Delaware (the "Distribution Trust"). The Distribution Trust will use ANZ's capital contribution to make one or more loans (each, an "ANZ Loan") to ANZ and/or one or more wholly-owned subsidiaries or branches of ANZ (each, an "ANZ Borrower").

  Reference is made to page 11 for a diagram of the foregoing transactions.

ANZ

  Reference is made to the accompanying prospectus of ANZ with respect to the ANZ Preference Shares represented by the ADSs that may be received by a holder of TrUEPrS upon the occurrence of an Exchange Event. THE PROSPECTUS OF ANZ IS BEING ATTACHED HERETO AND DELIVERED TO PROSPECTIVE PURCHASERS OF TRUEPRS TOGETHER WITH THIS PROSPECTUS FOR CONVENIENCE OF REFERENCE ONLY. THE PROSPECTUS OF ANZ DOES NOT CONSTITUTE A PART OF THIS PROSPECTUS, NOR IS IT INCORPORATED BY REFERENCE HEREIN.

INVESTMENT OBJECTIVE AND POLICIES; DIVIDENDS AND DISTRIBUTIONS

  The Trust's investment objective is to distribute to the holders of TrUEPrS
(a) prior to an Exchange Date, pro rata based on the number of TrUEPrS outstanding, the interest the Trust receives on the Debt Securities from time to time, and (b) upon the occurrence of an Exchange Event, (i) if the Exchange Event is anything other than a redemption or Buy-Back of the ANZ Preference Shares for cash, ADRs evidencing, for each TrUEPrS, one ADS and (ii) if the Exchange Event is a redemption or Buy-Back of the ANZ Preference Shares for cash, US$25 per TrUEPrS plus an amount equal to the accrued but unpaid interest on each US$25 principal amount of the Debt Securities from and including the Interest Payment Date immediately preceding the Exchange Date to but excluding such Exchange Date. See "Investment Objective and Policies."

  Except as described herein, holders of TrUEPrS will receive non-cumulative dividend distributions in an amount equal to US$2.00 per TrUEPrS per annum, payable quarterly in arrears in an amount equal to US$.50 per TrUEPrS on each Dividend Payment Date to holders of record on the immediately preceding Record Date. The first distribution in respect of the period from and including the Issue Date to but excluding October 15, 1998 will equal US$.1222 per TrUEPrS. See "Investment Objective and Policies--Trust Assets."

  Dividend payments on the TrUEPrS will be made from the interest payments received by the Trust on the Debt Securities. Interest payments on the Debt Securities will be made by the U.K. Company to the extent that it receives payments (the "Income Entitlements") as the income beneficiary of the Distribution Trust. The U.K. Company's right to receive Income Entitlements will not represent an absolute ownership interest in the Distribution Trust or the income thereof, but rather an entitlement to receive Income Entitlements only to the extent actually distributed to the U.K. Company by the Distribution Trust; if any Income Entitlement payable on any Interest Payment Date is not paid to the U.K. Company on such date for any reason, the Distribution Trust will have no obligation to pay such Income Entitlement to the U.K. Company and the U.K. Company will have no right to require such payment. In the event an Income Entitlement is not paid to the U.K. Company for any reason, an Exchange Event will occur because the U.K. Company will have insufficient funds to pay interest due on the Debt Securities.

  On and after an Exchange Date, the U.K. Company will cease to be the income beneficiary of the Distribution Trust and an affiliate of ANZ will receive all the Income Entitlements of the Distribution Trust thereafter; provided, however, if the Exchange Event is the cash redemption or Buy-Back of the ANZ Preference

Shares, the U.K. Company will be entitled to receive an Income Entitlement equal to the accrued but unpaid interest on the Debt Securities for the period from and including the Interest Payment Date immediately preceding the Exchange Date to but excluding the Exchange Date.

  Under the terms of the Distribution Trust, other than in connection with a cash redemption or Buy-Back of ANZ Preference Shares, no Income Entitlement shall be paid or payable to the U.K. Company on any Interest Payment Date if
(i) an Exchange Event has occurred on or prior to such Interest Payment Date,
(ii) the amount of Income Entitlement payable on such date, together with the aggregate amount of dividends paid on or before such date during the then current fiscal year of ANZ on any preference shares or ordinary shares of ANZ, would exceed ANZ's earnings during the prior fiscal year or (iii) the payment of such Income Entitlement would be prohibited or limited by applicable law, regulation or order or by any instrument or agreement to which ANZ is subject (collectively, the "Payment Prohibitions").

  On each Interest Payment Date, (i) the ANZ Borrower will make an interest payment on the ANZ Loan to the Distribution Trust; (ii) if no Payment Prohibition exists, the Distribution Trust will distribute such interest payment as an Income Entitlement to the U.K. Company; and (iii) the U.K. Company will use the proceeds from any such distribution of an Income Entitlement to pay (a) interest on the Debt Securities to the Trust, (b) ongoing costs and expenses of the U.K. Company and the Jersey Subsidiary, (c) quarterly dividend payments on the U.K. Company's voting shares to the Jersey Holding Company (as defined herein), which dividends will be used by the Jersey Holding Company to pay ongoing expenses of the Jersey Holding Company, the Jersey Charitable Trust, the Collateral Agent and (pursuant to an expense agreement (the "Trust Expense Agreement") between the Jersey Holding Company and The Bank of New York, as the Administrator, Custodian and Paying Agent of the Trust) the Trust, and (d) an indemnity fee payable to ANZMB Limited, an affiliate of ANZ (the "ANZ Affiliate"). On each Interest Payment Date (which will also be a Dividend Payment Date), The Bank of New York, as Administrator, will use all the interest received by the Trust on the Debt Securities to pay dividend distributions on the TrUEPrS.

TRUST ASSETS

  Prior to the Exchange Date, the Trust's assets will consist of (a) US$400,100,000 aggregate principal amount of Debt Securities (US$460,000,000 aggregate principal amount of Debt Securities if the Underwriters' over-allotment option is exercised in full), and any distributions thereon, and (b) the ADSs Purchase Contract. See "Investment Objective and Policies--Trust Assets."

EXCHANGE EVENT

  The earliest occurrence of any of the following dates or events shall constitute an "Exchange Event" as of the "Exchange Date" applicable to such Exchange Event as specified below:

    (i) October 15, 2047 or the date of any earlier redemption or Buy-Back of the ANZ Preference Shares for cash (see "Investment Objective and Policies--Exchange Event"), in which case the Exchange Date will be the earlier of such dates;

    (ii) any date selected by ANZ in its absolute discretion, in which case the Exchange Date will be such date;

    (iii) the failure of the Trust to receive for any reason on or within three Business Days after an Interest Payment Date the interest then due on the Debt Securities in full without deduction or withholding for any taxes, duties or other charges, in which case the Exchange Date will be the fourth Business Day following such Interest Payment Date;

    (iv) any date on which the Tier 1 Capital Ratio or the Total Capital Adequacy Ratio of ANZ (either as reported quarterly by ANZ to the Australian Prudential Regulation Authority or any successor or replacement body ("APRA") or as determined at any time by APRA in its absolute discretion) is below 4% or 8%, respectively or, in each case, such lesser percentage as may be prescribed by APRA for ANZ at the time (the applicable percentage in each such case being the "Required Percentage"), and is not increased by ANZ to at least the Required Percentage, within 90 days after the date on which ANZ makes such quarterly report or receives notice from APRA of such determination by APRA, as applicable, in which case the Exchange Date will be the Business Day immediately following the expiration of such 90-day period;

    (v) any change in (A) the legal ownership of the securities (other than the Debt Securities) issued by, (B) any provision of the constituent documents of (unless such change has been consented to by the record holders of more than 50% of the TrUEPrS or, in the opinion of competent legal counsel selected by the Trust, such change would not have a material adverse effect on the rights of the holders of the TrUEPrS), or (C) the business purpose (or, solely with respect to the Jersey Charitable Trust, the powers of the trustees thereof) (as specified in the constituent documents) of, any of the U.K. Company, the Jersey Holding Company, the Jersey Charitable Trust or the Jersey Subsidiary, in which case the Exchange Date will be the date on which the change occurs;

    (vi) any change in the business purpose (as specified in the constituent documents) of the Distribution Trust, in which case the Exchange Date will be the date on which the change occurs;

    (vii) the common securities of the Distribution Trust cease to be wholly-owned, directly or indirectly, by ANZ or a directly or indirectly wholly-owned subsidiary or branch of ANZ, in which case the Exchange Date will be the date on which the common securities of the Distribution Trust cease to be wholly-owned, directly or indirectly, by ANZ or a direct or indirect wholly-owned subsidiary or branch of ANZ;

    (viii) any ANZ Borrower ceases to be ANZ or a direct or indirect wholly-owned subsidiary or branch of ANZ, in which case the Exchange Date will be the date on which such ANZ Borrower ceases to be ANZ or a direct or indirect wholly-owned subsidiary or branch of ANZ;

    (ix) (A) a proceeding is commenced by ANZ, the U.K. Company, the Jersey Holding Company, the Jersey Charitable Trust, the Jersey Subsidiary, the Distribution Trust or any ANZ Borrower (each, a "Relevant Entity") or a person that controls the Relevant Entity for an order that the Relevant Entity be wound up or for the appointment of a provisional liquidator, liquidator, administrator, controller or similar official in respect of the Relevant Entity or all or substantially all of its property, in which case the Exchange Date will be the date on which the proceeding is filed; (B) a proceeding is commenced by any other person for an order that a Relevant Entity be wound up or for the appointment of a provisional liquidator, liquidator, administrator, controller or similar official in respect of a Relevant Entity or all or substantially all of its property (unless such proceeding is discontinued or dismissed within 21 days of its having been filed), in which case the Exchange Date will be the Business Day immediately following the expiration of such 21-day period; (C) a provisional liquidator, liquidator, administrator, controller or similar official is appointed whether by a court or otherwise in respect of any Relevant Entity or all or substantially all of its property (unless such appointment is revoked or set aside within 21 days of such appointment), in which case the Exchange Date will be the Business Day immediately following the expiration of such 21-day period; or (D) the Trust dissolves in accordance with the terms of the Declaration of Trust (as defined herein) or for any other reason, in which case the Exchange Date will be the Business Day immediately preceding the effective date of such dissolution; and

    (x) the Collateral Agent fails, at any time, to have a valid first, perfected and enforceable security interest in, and lien on, the Jersey Preference Shares and the ADSs representing the ANZ Preference Shares, and any redemption proceeds from any of the foregoing, and such failure is not remedied on or before ten Business Days after written notice of such failure is given to the U.K. Company or the Jersey Subsidiary, as the case may be, by the Collateral Agent as contemplated by the Security and Pledge Agreements, in which case the Exchange Date will be the Business Day immediately following the expiration of such ten Business Day period.

  Notwithstanding the foregoing, any ANZ Borrower may, with the consent of the Distribution Trust, assign its ANZ Loan or the Distribution Trust may replace any ANZ Loan with another loan, in each case, to ANZ or to one or more direct or indirect wholly-owned subsidiaries or branches of ANZ with prospective payment terms identical to, and other terms substantially the same as, those of such ANZ Loan, in which case ANZ or such other subsidiary or branch and loan will be deemed to be such ANZ Borrower and such ANZ Loan, respectively, and any such action will not constitute an Exchange Event.

  Upon the occurrence of an Exchange Event, each holder of a TrUEPrS will be entitled to receive a distribution of either (i) if the Exchange Event is anything other than a redemption or Buy-Back of the ANZ Preference Shares for cash, one ADS per TrUEPrS or (ii) if the Exchange Event is a redemption or Buy-Back of the ANZ Preference Shares for cash, US$25 per TrUEPrS plus an amount equal to the accrued but unpaid interest on US$25 principal amount of the Debt Securities from and including the Interest Payment Date immediately preceding the Exchange Date to but excluding such Exchange Date. In the case of any such distribution of ADSs, the holders of TrUEPrS shall become the record holders of the ADSs as of the opening of business on the Exchange Date, and ADRs evidencing such ADSs will be delivered to such holders as soon as practicable on or after the Exchange Date.

  Dividend distributions on the TrUEPrS will cease to accrue on and after the Exchange Date. In the case of any Exchange Event other than a redemption or Buy-Back of the ANZ Preference Shares for cash, no dividend distributions will be payable on the TrUEPrS on the Exchange Date (even if such Exchange Date is a Dividend Payment Date). Instead, non-cumulative dividends will begin to accrue on the ANZ Preference Shares from and including the last Interest Payment Date in respect of which interest on the Debt Securities has been paid or provided for in full. Accordingly, the dividends for any quarterly dividend period ending on or after the Exchange Date will be payable as dividends on the ANZ Preference Shares and in accordance with the terms of the ANZ Preference Shares.

TERM OF THE TRUST

  The Trust will dissolve as soon as practicable after the exchange of the TrUEPrS for ADSs or cash, as the case may be, upon the occurrence of an Exchange Event. See "Investment Objective and Policies--Trust Dissolution" and "Risk Factors--Limited Term."

CERTAIN TAX CONSIDERATIONS

 United States

  The Trust will be classified as a grantor trust for United States Federal income tax purposes and the Debt Securities held by the Trust will be treated as equity in ANZ. Accordingly, each holder will be treated for United States Federal income tax purposes as owning equity of ANZ and will be required to include in income, as dividends, the holder's pro rata share of the gross amount of the interest paid on the Debt Securities to the extent of the current and accumulated earnings and profits (as determined for United States Federal income tax purposes) of ANZ.

  A holder's exchange of TrUEPrS for ADSs upon the occurrence of an Exchange Event generally will not constitute a taxable event for United States Federal income tax purposes. However, the receipt of cash upon exchange of the TrUEPrS in connection with the redemption or Buy-Back of the ANZ Preference Shares for cash would constitute a taxable event for United States Federal income tax purposes, and a holder of TrUEPrS generally would be required to recognize gain or loss in respect of TrUEPrS exchanged for cash. See "Taxation--Certain United States Federal Income Tax Considerations."

 Australia

  The Trust would not be treated as a resident of Australia for Australian income tax purposes. As it is not in receipt of Australian source income it will not be subject to Australian tax on income earned. Therefore, quarterly distributions by the Trust to non-Australian resident holders of TrUEPrS will not be subject to Australian tax whether by withholding or otherwise.

  There should be no Australian tax consequences to the Trust of the delivery of the ADSs to holders of TrUEPrS upon the occurrence of an Exchange Event. The sale of TrUEPrS or the ANZ Preference Shares represented by the ADSs may generate assessable income to certain U.S. holders. The sale of TrUEPrS or ADSs by a U.S. holder may be subject to Australian capital gains tax where a U.S. holder is a non-Australian resident but the U.S. holder and the U.S. holder's associates together beneficially hold or at any time during the five years preceding such sale held shares or interests in shares representing 10% or more in value of the issued capital of an Australian listed company, such as ANZ.

  Subject to certain conditions, the terms of the ANZ Preference Shares provide for holders to be grossed-up for Australian withholding tax on payments paid on the ANZ Preference Shares being dividends or amounts deemed to be dividends for Australian tax purposes. See "Taxation--Certain Australian Tax Considerations."

MANAGEMENT ARRANGEMENTS

  The Trust will be internally managed and will not have an investment adviser. Prior to the Exchange Date, the Trust's portfolio will consist only of (a) US$400,100,000 aggregate principal amount of Debt Securities (US$460,000,000 aggregate principal amount of Debt Securities if the Underwriters' over-allotment option is exercised in full), and any distributions thereon, and (b) the ADSs Purchase Contract. The Trust's portfolio will not be actively managed. The activities of the Trust will be limited so as to ensure that the Trust will qualify as a grantor trust for United States Federal income tax purposes. The administration of the Trust will be overseen by the trustees (the "Trustees") thereof. The day-to-day administration of the Trust will be carried out by The Bank of New York (or its successor), as the Administrator. The Bank of New York (or its successor) will also act as custodian (the "Custodian") for the Trust's assets and as paying agent, transfer agent and registrar (the "Paying Agent") with respect to the TrUEPrS. Except as aforesaid, and except for The Bank of New York's role as Collateral Agent and securities intermediary under the Security and Pledge Agreements, as paying and transfer agent for the Debt Securities and the ANZ Preference Shares and as depositary for the ADRs, The Bank of New York will have no other affiliation with, and will not be engaged in any other transaction with, the Trust. For their services, the fees of the Administrator, the Custodian, the Trustees and the Paying Agent will be paid by the Jersey Holding Company pursuant to the Trust Expense Agreement. See "Management Arrangements."

RISK FACTORS

  The Trust has adopted a fundamental policy (a) to invest 100% of its portfolio in the Debt Securities, and the distributions thereon, and not to dispose of the Debt Securities during the term of the Trust other than in connection with a mandatory redemption thereof as a result of an Exchange Event, and (b) to enter into the ADSs Purchase Contract and not to dispose of the ADSs Purchase Contract during the term of the Trust. The Trust will not be managed like a typical closed-end investment company.

  The Trust is classified as a "non-diversified" investment company under the Investment Company Act. Consequently, the Trust is not limited by the Investment Company Act in the proportion of its assets that may be invested in the securities of a single issuer. Since the only securities held by the Trust prior to the Exchange Date will be the Debt Securities, the Trust may be subject to greater risk than would be the case for an investment company with more diversified investments.

  The TrUEPrS have no trading history and it is not possible to predict how they will trade in the secondary market. The Underwriters currently intend, but are not obligated, to make a market in the TrUEPrS. There can be no assurance that a secondary market will develop or, if a secondary market does develop, that it will provide the holders of the TrUEPrS with liquidity of investment or that it will continue for the life of the TrUEPrS.

  The Trust is a newly organized closed-end investment company with no previous operating history. Shares of closed-end investment companies frequently trade at a discount from their net asset value, which is a risk separate and distinct from the risk that the Trust's net asset value will decrease. The risk of loss associated with this characteristic of closed-end investment companies may be greater for investors expecting to sell shares of a closed-end investment company soon after the completion of an initial public offering.

  Except as described below, holders of the TrUEPrS will not be entitled to any rights with respect to the ANZ Preference Shares (including, without limitation, rights to receive any dividends or other distributions in respect thereof) until such time, if any, as the Trust shall have delivered ADSs representing the ANZ Preference Shares in exchange for TrUEPrS upon the occurrence of an Exchange Event (which will not occur if the Exchange Event is the redemption or Buy-Back of the ANZ Preference Shares for cash). Pursuant to the ADRs Security and Pledge Agreement and the ADR deposit agreement, each TrUEPrS will entitle the holder thereof to direct the exercise of the voting rights attaching to four ANZ Preference Shares represented by one ADS. The holders of the ANZ Preference Shares will be entitled to vote together with the holders of ordinary shares of ANZ on the basis of one vote per ANZ Preference Share on any poll (a) in all cases with respect to certain matters specified herein and (b) during a Special Voting Period (as defined herein), with respect to all matters on which the holders of the ordinary shares of ANZ are entitled to vote. A "Special Voting Period" is the period from and including (i) any Dividend Payment Date on which ANZ fails to pay in full the dividends accrued in respect of the quarterly dividend period then ended or (ii) the fourth Business Day after any Exchange Date occurring as a result of any failure by the Trust to receive in full the interest payable on the Debt Securities unless, prior to such date, ANZ has paid in full an optional dividend on the ANZ Preference Shares in an aggregate amount equal to the amount of interest not so received (an "Optional Dividend"), in each case to but excluding the first Dividend Payment Date thereafter as of which ANZ has paid in full four consecutive quarterly dividends on the ANZ Preference Shares. In addition, the holders of the ANZ Preference Shares will have the right to vote separately as a class in certain circumstances involving a variation of the rights of holders of the ANZ Preference Shares. Pursuant to the ADRs Security and Pledge Agreement, as long as the ADSs are owned by the Jersey Subsidiary, the Jersey Subsidiary will, or will cause the Collateral Agent to, direct the ADR depositary to vote the ANZ Preference Shares represented by the ADSs as directed by the holders of TrUEPrS. See "Risk Factors."

LISTING

  The TrUEPrS have been approved for listing on the NYSE, subject to official notice of issuance. Trading of the TrUEPrS on the NYSE is expected to commence within the 30-day period after the Issue Date.

                                   FEE TABLE

SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Load (as a percentage of offering price).........       0%(a)
  Automatic Dividend Reinvestment Plan Fees...................... Not Applicable
ANNUAL EXPENSES (as a percentage of net assets)
  Management Fees(b).............................................       0%
  Other Expenses(c)..............................................       0%
                                                                  --------------
    Total Annual Expenses(c).....................................       0%
                                                                  ==============

                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
EXAMPLE
An investor would pay the following expenses on a $1,000
 investment, including the maximum sales load of $0 and assuming
 (1) no annual expenses and (2) a 5% annual return throughout
 the periods....................................................   $ 0     $ 0

--------
(a) There is no sales load because, in view of the fact that the proceeds of the sale of the TrUEPrS will ultimately be invested in the ANZ Preference Shares, ANZ has agreed to pay the Underwriters' compensation. See the cover page of this Prospectus and "Underwriting."
(b) See "Management Arrangements." The Trust will be internally managed; consequently there will be no separate investment advisory fee paid by the Trust. The Bank of New York will act as the Administrator of the Trust.
(c) The organization costs of the Trust in the amount of $32,000 and the costs associated with the initial registration and the Offering, estimated to be approximately $598,000, will be paid by the Trust out of the facility fee to be paid on the Issue Date to the Trust by the U.K. Company in connection with the investment by the Trust in the Debt Securities. The ongoing administrative and other expenses of the Trust will be paid by the Jersey Holding Company pursuant to the Trust Expense Agreement. Subject to the satisfaction of certain conditions, expenses of the Trust not paid by the Trust's arrangements with the Jersey Holding Company under the Trust Expense Agreement will be paid by the ANZ Affiliate pursuant to an expense and indemnity agreement among it, the U.K. Company, the Trust, the Jersey Holding Company, the Jersey Subsidiary and the Jersey Charitable Trust. See "Management Arrangements--Estimated Expenses." Absent such arrangements, the Trust's "Other Expenses" and "Total Annual Expenses" are estimated to initially be $310,000 in the aggregate or 0.078% of the Trust's net assets.

  The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a holder of TrUEPrS will bear directly or indirectly. The Example set forth above utilizes a 5% annual rate of return as mandated by Securities and Exchange Commission regulations. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OR ANNUAL RATES OF RETURN, AND ACTUAL EXPENSES OR ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR PURPOSES OF THE EXAMPLE.

      [a STRUCTURAL DIAGRAM of transaction parties, intervening vehicles and payment obligations appears here on the printed material]

                                   THE TRUST

  ANZ Exchangeable Preferred Trust (the "Trust") is a newly-created Delaware business trust and will be registered as a closed-end management investment company under the U.S. Investment Company Act of 1940, as amended (the "Investment Company Act"). The Trust was formed on July 6, 1998 pursuant to a Certificate of Trust as filed with the Secretary of State of the State of Delaware on July 8, 1998 and as restated and filed on September 1, 1998 and a Trust Agreement dated as of such date, which was amended and restated (as amended and restated, the "Declaration of Trust"). The term of the Trust will expire as soon as possible after the exchange of the TrUEPrS for ADSs or cash, as the case may be, upon the occurrence of an Exchange Event. The Trust will be treated as a grantor trust for United States Federal income tax purposes. The Trust's principal office is located at 850 Library Avenue, Suite 204, Newark, Delaware 19715, and its telephone number is (302) 738-6680.

                  USE OF PROCEEDS AND COLLATERAL ARRANGEMENTS

  The proceeds of the Offering (without giving effect to the expenses of the Offering payable by the Trust) and the 4,000 TrUEPrS (the "Initial TrUEPrS") issued by the Trust to ML IBK Positions, Inc. will be $400,100,000 (or $460,000,000 if the Underwriters' over-allotment option is exercised in full). On the Issue Date (as defined herein), the proceeds of the Offering and the proceeds from the sale of the Initial TrUEPrS will be used to purchase US$400,100,000 aggregate principal amount (or US$460,000,000 aggregate principal amount if the Underwriters' over-allotment option is exercised in full) of 8% Mandatorily Redeemable Debt Securities due 2047 (the "Debt Securities") from Carlotta (UK) Company, a special purpose unlimited company incorporated under the laws of England and Wales, and domiciled in, the United Kingdom (the "U.K. Company"). The Trust, as the holder of the Debt Securities, will be entitled to receive interest thereon at the rate per annum of 8%, payable quarterly in arrears on each Dividend Payment Date (each, an "Interest Payment Date"). The Debt Securities will be listed on the Luxembourg Stock Exchange and, unless redeemed on an earlier Exchange Date (as defined herein), will be redeemed on October 15, 2047. The Debt Securities will be issued only in bearer form and will be denominated and pay interest in U.S. dollars. See "Investment Objective and Policies--Trust Assets."

  The following transactions will take place on the Issue Date. Reference is made to page 11 for a diagram of the transactions.

  The U.K. Company will use the proceeds from the sale of the Debt Securities to purchase at a price equal to their liquidation preference fully paid, non-dividend paying preference shares, liquidation preference US$25 per share (the "Jersey Preference Shares"), issued by Carlotta (Investments) Limited, a company incorporated with limited liability under the laws of, and domiciled in, Jersey, the Channel Islands (the "Jersey Subsidiary"). The Jersey Subsidiary will use the proceeds from the sale of the Jersey Preference Shares to make a payment to Australia and New Zealand Banking Group Limited ("ANZ") in consideration for the issuance by the ADR (as defined herein) depositary to the Jersey Subsidiary of American Depositary Shares ("ADSs"), each representing four fully paid non-cumulative preference shares, liquidation preference US$6.25 per share (the "ANZ Preference Shares"), of ANZ, at a price per ADS equal to US$25 (i.e., the aggregate liquidation preference of the four ANZ Preference Shares represented thereby). No dividends will accrue or be paid on the ANZ Preference Shares represented by the ADSs unless an Exchange Event (other than a redemption or mandatory repurchase (such mandatory repurchase being a "Buy-Back") of the ANZ Preference Shares) occurs. On and after such an Exchange Date, non-cumulative dividends will be payable, if and when declared by the board of directors of ANZ out of profits legally available therefor, in U.S. dollars in an amount equal to US$.50 per ANZ Preference Share per annum, payable quarterly in arrears in an amount equal to US$.125 per ANZ Preference Share on each Dividend Payment Date (as defined herein) to holders of record as of the immediately preceding Record Date (as defined herein).

  ANZ will use the proceeds from the issue of the ANZ Preference Shares to make a capital contribution to a business trust established under the laws of the State of Delaware (the "Distribution Trust"). The Distribution Trust will use ANZ's capital contribution to make one or more loans (each, an "ANZ Loan") to ANZ and/or one or more wholly-owned subsidiaries or branches of ANZ (each, an "ANZ Borrower").

  The American Depositary Receipts ("ADRs") evidencing the ADSs will be deposited with The Bank of New York, as the collateral agent (the "Collateral Agent"), pursuant to a security and pledge agreement (the "ADRs Security and Pledge Agreement") to be entered into among the Trust, the U.K. Company, the Jersey Subsidiary and the Collateral Agent. Pursuant to the terms of the ADRs Security and Pledge Agreement, the Jersey Subsidiary will irrevocably and unconditionally deposit the ADRs evidencing the ADSs with the Collateral Agent and (i) the Jersey Subsidiary will irrevocably and unconditionally pledge its interest in the ADRs to the holder of the Jersey Preference Shares (initially the U.K. Company) to secure its redemption obligations under the Jersey Preference Shares and to the Trust to secure its obligation to deliver ADSs under the ADSs Purchase Contract, (ii) the U.K. Company, with the consent of the Jersey Subsidiary, will irrevocably and unconditionally assign and hypothecate to the Trust its interest in such pledge to secure its redemption obligations under the Debt Securities and (iii) the Jersey Subsidiary and the U.K. Company will irrevocably and unconditionally direct the Collateral Agent, upon the occurrence of an Exchange Event (other than a redemption or Buy-Back of the ANZ Preference Shares for cash), to transfer the ADRs to the Trust. Pursuant to a separate security and pledge agreement (the "Jersey Preference Shares Security and Pledge Agreement" and, together with the ADRs Security and Pledge Agreement, the "Security and Pledge Agreements") to be entered into among the Trust, the U.K. Company and the Collateral Agent, the U.K. Company will irrevocably and unconditionally deposit the Jersey Preference Shares with the Collateral Agent and pledge the Jersey Preference Shares to secure its redemption obligations to the Trust under the Debt Securities. Prior to the occurrence of an Exchange Event, ownership of the Jersey Preference Shares and the ADSs will remain with the U.K. Company and the Jersey Subsidiary, respectively, although pursuant to the ADRs Security and Pledge Agreement, the Jersey Subsidiary will agree to, or will cause the Collateral Agent to, direct the ADR depositary to vote the ANZ Preference Shares represented by the ADSs as directed by the holders of the TrUEPrS. Each TrUEPrS will entitle the holder to direct the exercise of the voting rights attaching to one ADS and the four ANZ Preference Shares represented thereby.

  The Trust will also enter into the ADSs Purchase Contract between the Trust and the Jersey Subsidiary (the "ADSs Purchase Contract") pursuant to which the Jersey Subsidiary will deliver the ADSs to the Trust for distribution to the holders of TrUEPrS after the occurrence of an Exchange Event (other than a redemption or Buy-Back of the ANZ Preference Shares for cash) and the redemption of the Debt Securities and the Jersey Preference Shares.

  The Debt Securities, the Jersey Preference Shares (if applicable), the ADSs Purchase Contract and (if applicable) the ADSs to be purchased pursuant to the terms of the ADSs Purchase Contract will be held by the Custodian for the Trust.

                       INVESTMENT OBJECTIVE AND POLICIES

GENERAL

  The Trust will invest the proceeds of the Offering in the Debt Securities issued by the U.K. Company. The Trust's investment objective is to distribute to the holders of TrUEPrS (a) prior to an Exchange Event, pro rata based on the number of TrUEPrS outstanding the interest the Trust receives on the Debt Securities from time to time, and (b) upon the occurrence of an Exchange Event, (i) if the Exchange Event is anything other than a redemption or mandatory repurchase ("Buy-Back") of the ANZ Preference Shares for cash, ADRs evidencing, for each TrUEPrS, one ADS representing four ANZ Preference Shares, and (ii) if the Exchange Event is a redemption or Buy-Back of the ANZ Preference Shares for cash, US$25 per TrUEPrS plus an amount equal to the accrued but unpaid interest on each US$25 principal amount of the Debt Securities from and including the Interest Payment Date immediately preceding the Exchange Date to but excluding such Exchange Date. Upon the occurrence of an Exchange Event, the ANZ Preference Shares will accrue non-cumulative dividends at the rate of US$.50 per share per annum, payable quarterly in arrears in an amount equal to US$.125 per share on each Dividend Payment Date to holders of record as of the immediately preceding Record Date. Upon the occurrence of an Exchange Event, the Administrator will notify The Depository Trust Company (the "Depository") and publish a notice in The Wall Street Journal or another daily newspaper of national circulation stating whether ADSs or cash will be delivered in exchange for the TrUEPrS.

  The Trust has adopted a fundamental policy as required by the Declaration of Trust (a) to invest 100% of its portfolio in the Debt Securities, and any distributions thereon, and not to dispose of the Debt Securities during the term of the Trust other than in connection with a mandatory redemption thereof as a result of an Exchange Event and (b) to enter into the ADSs Purchase Contract and not to dispose of the ADSs Purchase Contract during the term of the Trust. The foregoing fundamental policy of the Trust may not be changed without the vote of 100% of the holders of the TrUEPrS.
TRUST ASSETS

  Prior to an Exchange Date, the Trust's assets will consist of (a) US$400,100,000 aggregate principal amount of Debt Securities (US$460,000,000 aggregate principal amount of Debt Securities if the Underwriters' over-allotment option is exercised in full), and any distributions thereon, and (b) the ADSs Purchase Contract.

  As described above under "--General," upon the occurrence of an Exchange Event, each TrUEPrS will be exchanged for either (i) one ADS or (ii) US$25 in cash plus the accrued dividend distribution thereon for the current quarterly dividend period. The procedure by which the Trust will obtain the ADSs or cash to be distributed to the holders of TrUEPrS will vary depending upon the nature of the Exchange Event and, in the case of an Exchange Event resulting from a redemption or Buy-Back of the ANZ Preference Shares for cash, the value, for purposes of calculating United Kingdom tax on capital gains, of one U.S. dollar or the equivalent thereof in any successor legal currency of the United States in terms of British pounds or the equivalent thereof in any successor legal currency of the United Kingdom (the "Dollar Value") on the Exchange Date (expressed as (Pounds)/US$).

  In the case of any Exchange Event other than a redemption or Buy-Back of the ANZ Preference Shares for cash, the Trust will obtain the ADSs to be distributed to holders of TrUEPrS as a result of the following sequence of events: (i) the U.K. Company will redeem the Debt Securities for cash at their aggregate principal amount, (ii) under the terms of the Debt Securities, the cash proceeds from the redemption referred to in clause (i) above will automatically be applied to effect the purchase by the Trust of the Jersey Preference Shares from the U.K. Company, (iii) the Jersey Subsidiary will redeem the Jersey Preference Shares for cash at their aggregate liquidation preference, and (iv) under the terms of the ADSs Purchase Contract, the cash redemption proceeds of the Jersey Preference Shares will be used by the Trust to purchase the ADSs from the Jersey Subsidiary.

  In the case of an Exchange Event resulting from a redemption or Buy-Back of the ANZ Preference Shares for cash, the Trust will obtain the cash to be distributed to the holders of TrUEPrs as a result of one of the two sequences described below, depending on the Dollar Value on the Exchange Date.

  If the Dollar Value on the Exchange Date is higher than the Dollar Value on any date on which the ANZ Preference Shares are originally issued (i.e., if the British pound has depreciated against the U.S. dollar between such dates), then the sequence of events preceding the distribution of cash to holders of TrUEPrS will be as follows: (i) the U.K. Company will redeem the Debt Securities for cash at their aggregate principal amount plus accrued interest from and including the Interest Payment Date immediately preceding the Exchange Date to but excluding the Exchange Date, (ii) under the terms of the Debt Securities, the cash proceeds from the redemption referred to in clause
(i) above (excluding the accrued interest portion thereof) will automatically be applied to effect the purchase by the Trust of the Jersey Preference Shares from the U.K. Company, (iii) there will be a redemption or Buy-Back of the ANZ Preference Shares for cash in an amount equal to their aggregate liquidation preference, and (iv) the Jersey Subsidiary will use the cash proceeds from the redemption or Buy-Back referred to in clause (iii) above to redeem the Jersey Preference Shares for cash at their aggregate liquidation preference.

  If the Dollar Value on the Exchange Date is equal to or less than the Dollar Value on any date on which the ANZ Preference Shares are originally issued (i.e., if the British pound has remained the same or appreciated against the U.S. dollar between such dates), then the sequence of events preceding the distribution of cash to holders of TrUEPrS will be as follows: (i) there will be a redemption or Buy-Back of the ANZ Preference Shares for cash in an amount equal to their aggregate liquidation preference, (ii) the Jersey Subsidiary will use the cash proceeds from the redemption or Buy-Back referred to in clause (i) above to redeem the Jersey Preference Shares for cash at their aggregate liquidation preference, and (iii) the U.K. Company will use the proceeds from the redemption of the Jersey Preference Shares referred to in clause (i) above and the Income Entitlement it receives on the Exchange Date to redeem the Debt Securities for cash at their aggregate principal amount plus accrued interest from and including the Interest Payment Date immediately preceding the Exchange Date to but excluding such Exchange Date.

  Except as described herein, holders of the TrUEPrS will receive non-cumulative dividend distributions in an amount equal to US$2.00 per TrUEPrS per annum, payable quarterly in arrears in an amount equal to US$.50 per TrUEPrS on each January 15, April 15, July 15 and October 15 of each year (each, a "Dividend Payment Date"), to holders of record as of the immediately preceding January 1, April 1, July 1 and October 1 (each, a "Record Date"), respectively. The first dividend distribution in respect of the period from and including September 23, 1998 (the "Issue Date") to but excluding October 15, 1998 will equal US$.1222 per TrUEPrS. The Record Date for such first dividend distribution will be October 1 or, with respect to TrUEPrS issued after October 1 and before October 15, the date of issuance thereof. See "Dividends and Distributions."

  In the event that any Dividend Payment Date for the TrUEPrS or Interest Payment Date for the Debt Securities is not a Business Day, then the dividend or interest payable on such date need not be made on such Dividend Payment Date or Interest Payment Date, as applicable, but instead may be made on the next succeeding Business Day with the same force and effect as if made on such Dividend Payment Date or Interest Payment Date, as the case may be. As used herein, "Business Day" means each Monday, Tuesday, Wednesday, Thursday or Friday which is not a day on which banking institutions in Sydney, Australia, New York, New York or any city or cities in which the principal place of business of any ANZ Borrower is located from time to time (initially Wellington, New Zealand) are authorized or obliged by law or executive order to close.

ANZ

  THIS PROSPECTUS RELATES ONLY TO THE TrUEPrS OFFERED HEREBY AND DOES NOT RELATE TO ANZ, THE ADSs OR THE ANZ PREFERENCE SHARES. ANZ HAS FILED A REGISTRATION STATEMENT ON FORM F-3 WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") WITH RESPECT TO THE ANZ PREFERENCE SHARES AND A REGISTRATION STATEMENT ON FORM F-6 WITH RESPECT TO THE ADSs THAT MAY BE RECEIVED BY A HOLDER OF TrUEPrS UPON THE OCCURRENCE OF AN EXCHANGE EVENT. THE PROSPECTUS OF ANZ CONSTITUTING A PART OF SUCH REGISTRATION STATEMENT ON FORM F-3 INCLUDES INFORMATION RELATING TO ANZ, THE ADSs AND THE ANZ PREFERENCE SHARES. THE PROSPECTUS OF ANZ IS BEING ATTACHED HERETO AND DELIVERED TO PROSPECTIVE PURCHASERS OF TrUEPrS TOGETHER WITH THIS PROSPECTUS FOR CONVENIENCE OF REFERENCE ONLY. THE PROSPECTUS OF ANZ DOES NOT CONSTITUTE A PART OF THIS PROSPECTUS, NOR IS IT INCORPORATED BY REFERENCE HEREIN.

EXCHANGE EVENT

  The earliest occurrence of any of the following dates or events shall constitute an "Exchange Event" as of the "Exchange Date" applicable to such Exchange Event as specified below:

    (i) October 15, 2047 or the date of any earlier redemption or Buy-Back of the ANZ Preference Shares for cash, in which case the Exchange Date will be the earlier of such dates;

    (ii) any date selected by ANZ in its absolute discretion, in which case the Exchange Date will be such date;

    (iii) the failure of the Trust to receive for any reason on or within three Business Days after an Interest Payment Date the interest then due on the Debt Securities in full without deduction or withholding for any taxes, duties or other charges, in which case the Exchange Date will be the fourth Business Day following such Interest Payment Date;

    (iv) any date on which the Tier 1 Capital Ratio or the Total Capital Adequacy Ratio of ANZ (either as reported quarterly by ANZ to the Australian Prudential Regulation Authority or any successor or replacement body ("APRA") or as determined at any time by APRA in its absolute discretion) is below 4% or 8%, respectively or, in each case, such lesser percentage as may be prescribed by APRA for ANZ at the time (the applicable percentage in each such case being the "Required Percentage"), and is not increased by ANZ to at least the Required Percentage, within 90 days after the date on which ANZ makes such quarterly report or receives notice from APRA of such determination by APRA, as applicable, in which case the Exchange Date will be the Business Day immediately following the expiration of such 90-day period;

    (v) any change in (A) the legal ownership of the securities (other than the Debt Securities) issued by, (B) any provision of the constituent documents of (unless such change has been consented to by the record holders of more than 50% of the TrUEPrS or, in the opinion of competent legal counsel selected by the Trust, such change would not have a material adverse effect on the rights of the holders of the TrUEPrS), or (C) the business purpose (or, solely with respect to the Jersey Charitable Trust, the powers of the trustees thereof) (as specified in the constituent documents) of, any of the U.K. Company, the Jersey Holding Company, the Jersey Charitable Trust or the Jersey Subsidiary, in which case the Exchange Date will be the date on which the change occurs;

    (vi) any change in the business purpose (as specified in the constituent documents) of the Distribution Trust, in which case the Exchange Date will be the date on which the change occurs;

    (vii) the common securities of the Distribution Trust cease to be wholly-owned, directly or indirectly, by ANZ or a directly or indirectly wholly-owned subsidiary or branch of ANZ, in which case the Exchange Date will be the date on which the common securities of the Distribution Trust cease to be wholly-owned, directly or indirectly, by ANZ or a direct or indirect wholly-owned subsidiary or branch of ANZ;

    (viii) any ANZ Borrower ceases to be ANZ or a direct or indirect wholly-owned subsidiary or branch of ANZ, in which case the Exchange Date will be the date on which such ANZ Borrower ceases to be ANZ or a direct or indirect wholly-owned subsidiary or branch of ANZ;

    (ix) (A) a proceeding is commenced by ANZ, the U.K. Company, the Jersey Holding Company, the Jersey Charitable Trust, the Jersey Subsidiary, the Distribution Trust or the ANZ Borrower (each, a "Relevant Entity") or a person that controls the Relevant Entity for an order that the Relevant Entity be wound up or for the appointment of a provisional liquidator, liquidator, administrator, controller or similar official in respect of the Relevant Entity or all or substantially all of its property, in which case the Exchange Date will be the date on which the proceeding is filed; (B) a proceeding is commenced by any other person for an order that a Relevant Entity be wound up or for the appointment of a provisional liquidator, liquidator, administrator, controller or similar official in respect of a Relevant Entity or all or substantially all of its property (unless such proceeding is discontinued or dismissed within 21 days of its having been filed), in which case the Exchange Date will be the Business Day immediately following the expiration of such 21-day period; (C) a provisional liquidator, liquidator, administrator, controller or similar official is appointed whether by a court or otherwise in respect of any Relevant Entity or all or substantially all of its property (unless such appointment is revoked or set aside within 21 days of such appointment), in which case the Exchange Date will be the Business Day immediately following the expiration of such21-day period; or (D) the Trust dissolves in accordance with the terms of the Declaration of Trust or for any other reason, in which case the Exchange Date will be the Business Day immediately preceding the effective date of such dissolution; and

    (x) the Collateral Agent fails, at any time, to have a valid first, perfected and enforceable security interest in, and lien on, the Jersey Preference Shares and the ADSs representing the ANZ Preference Shares, and any redemption proceeds from any of the foregoing, and such failure is not remedied on or before ten Business Days after written notice of such failure is given to the U.K. Company or the Jersey Subsidiary, as the case may be, by the Collateral Agent as contemplated by the Security and Pledge Agreements, in which case the Exchange Date will be the Business Day immediately following the expiration of such ten-Business Day period.

  Notwithstanding the foregoing, any ANZ Borrower may, with the consent of the Distribution Trust, assign its ANZ Loan or the Distribution Trust may replace any ANZ Loan with another loan, in each case, to ANZ or to another directly or indirectly wholly-owned subsidiary or branch of ANZ with prospective payment terms identical to, and other terms substantially the same as, those of such ANZ Loan, in which case ANZ or such other subsidiary or branch and loan will be deemed to be such ANZ Borrower and such ANZ Loan, respectively, and any such action will not constitute an Exchange Event.

  Total Capital Adequacy Ratio means the total capital adequacy ratio as prescribed by APRA in its capital adequacy guidelines for Australian banks, as modified from time to time. Tier 1 Capital Ratio means the ratio of Tier 1 capital to risk weighted assets (on a consolidated group basis) prescribed by APRA in its capital adequacy guidelines for Australian banks, as modified from time to time. Tier 1 capital means capital which is regarded as "tier 1 capital" for the purposes of the capital adequacy guidelines of APRA.

  The redemption or Buy-Back component of the Exchange Event set forth in clause (i) above is a result of the terms of the ANZ Preference Shares, which provide that, with the prior consent of APRA (if required) or in the case of a Buy-Back, if no consent is required, with the confirmation that APRA has no objection, and in accordance with the terms of issue of the ANZ Preference Shares, ANZ may, in its absolute discretion, redeem or Buy-Back the ANZ Preference Shares for cash (a) prior to the fifth anniversary of the Issue Date, in whole, but only upon the occurrence of certain tax, regulatory or registration events and (b) at any time on or after the fifth anniversary of the Issue Date, in whole or, after an Exchange Date, in whole or in part.

  If the Exchange Event is anything other than a redemption or Buy-Back of the ANZ Preference Shares for cash, then the Trust will distribute to holders of the TrUEPrS one ADS per TrUEPrS. If a redemption or Buy-Back of the ANZ Preference Shares for cash occurs, then the Trust will distribute to holders of the TrUEPrS cash in the amount of US$25 per TrUEPrS, plus the accrued dividends thereon for the current quarterly dividend period. After the occurrence of any such Exchange Event, the Collateral Agent will deliver the ADSs or the cash, as the case may be, to the Administrator and the Administrator, on behalf of the Trust, will (i) in the case of a redemption or Buy-Back of the ANZ Preference Shares for cash, distribute the proceeds to the holders of TrUEPrS at the rate of US$25 per TrUEPrS then outstanding together with an amount equal to the accrued but unpaid interest on each US$25 principal amount of Debt Securities from and including the Interest Payment Date immediately preceding the Exchange Date to but excluding the Exchange Date, or (ii) in all other cases, distribute the ADSs to the holders of TrUEPrS at the rate of one ADS per TrUEPrS then outstanding. The distribution described in the preceding sentence will be made to holders of record as of the opening of business on the Exchange Date. The holders of the TrUEPrS will thereafter have no further claims against the Trust and the Administrator will wind up the Trust.

  Dividend distributions on the TrUEPrS will cease to accrue on and after the Exchange Date. In the case of any Exchange Event other than a redemption or Buy-Back of the ANZ Preference Shares for cash, no dividend distributions will be payable on the TrUEPrS on the Exchange Date (even if such Exchange Date is a Dividend Payment Date). Instead, non-cumulative dividends will begin to accrue on the ANZ Preference Shares from and including the last Interest Payment Date in respect of which interest on the Debt Securities has been paid or provided for in full. Accordingly, the dividends for any quarterly dividend period ending on or after the Exchange Date will be payable as dividends on the ANZ Preference Shares and in accordance with the terms of the ANZ Preference Shares.

INTERVENING VEHICLES

  The U.K. Company. The U.K. Company is a special purpose unlimited company incorporated under the laws of England and Wales, and domiciled in the United Kingdom. The U.K. Company is wholly-owned by a special purpose company incorporated with limited liability under the laws of, and domiciled in, Jersey, the Channel Islands (the "Jersey Holding Company"), which holds all of the U.K. Company's ordinary shares. These ordinary shares will be the only capital stock of the U.K. Company. The ordinary shares of the Jersey Holding Company will be the only capital stock of the Jersey Holding Company and are held by a charitable trust established under the laws of, and domiciled in, Jersey, the Channel Islands (the "Jersey Charitable Trust").

  The U.K. Company was established for the purpose of, among other things, issuing the Debt Securities to the Trust and investing the proceeds thereof in the Jersey Preference Shares. The U.K. Company will elect to be treated as a partnership for United States Federal income tax purposes under U.S. Treasury Regulations Sections 301.7701-1 through -3.

  The U.K. Company will have at least two directors and an independent auditor. The Memorandum and Articles of Association of the U.K. Company will prohibit it from taking any action that would have a material adverse effect on the rights of the holders of the TrUEPrS. There will be no annual shareholder meetings. There will be one directors' meeting each year at which the director(s) will nominate directors, if necessary, and approve the annual accounts. The U.K. Company will also appoint a paying agent located in The City of New York to receive Income Entitlements from the Distribution Trust, to make payments on the Debt Securities to the Trust and to meet the ongoing costs and expenses of various entities as described below.

  The Jersey Subsidiary. The Jersey Subsidiary is a special purpose company incorporated with limited liability under the laws of, and domiciled in, Jersey, Channel Islands. The U.K. Company will own all the ordinary shares of the Jersey Subsidiary unless an Exchange Event (other than a redemption or Buy-Back of the ANZ Preference Shares for cash if the Dollar Value on the Exchange Date is equal to or less than the Dollar Value on any date on which the ANZ Preference Shares are originally issued) occurs, in which case, the U.K. Company will sell all the ordinary shares it owns in the Jersey Subsidiary to the Jersey Holding Company immediately prior to the redemption of the Jersey Preference Shares. The Jersey Subsidiary was established for the purpose of, among other things, issuing the Jersey Preference Shares and investing the proceeds thereof in the ADSs. The Jersey Subsidiary will elect to be disregarded as an entity that is separate from its owner (i.e., the U.K. Company) for United States Federal income tax purposes under U.S. Treasury Regulations Sections 301.7701-1 through -3.

  The Jersey Subsidiary will be managed by a Board of Directors and have an independent auditor. The Memorandum and the Articles of Association of the Jersey Subsidiary will prohibit the Board of Directors from taking any action that would have a material adverse effect on the rights of the holders of the TrUEPrS. There will be no annual shareholder meetings. There will be one directors' meeting each year at which the director(s) will nominate directors, if necessary, and approve the annual accounts.

  The Distribution Trust. The Distribution Trust is a business trust established under the laws of the State of Delaware. The Distribution Trust will operate in accordance with the distribution trust agreement that establishes its terms; the U.K. Company will have no right to cause any variation of such terms. The Distribution Trust will elect to be disregarded as an entity that is separate from its owner (i.e., the holder of the common securities of the Distribution Trust) for United States Federal income tax purposes under U.S. Treasury Regulations Sections 301.7701-1 through -3.

  The administration of the Distribution Trust will be overseen by the trustees thereof.

  On the Issue Date, ANZ will use the proceeds from the issuance of the ANZ Preference Shares to make a capital contribution of US$400,100,000 (or US$460,000,000 if the Underwriters exercise their over-allotment option in full) to the Distribution Trust and the Distribution Trust will use the capital contribution to make the ANZ Loan to the ANZ Borrower. The ANZ Loan will mature five years after the maturity date of the Debt Securities on October 15, 2052. The ANZ Loan will be the only asset, and interest thereon will be the only source of revenue, of the Distribution Trust. Interest on the ANZ Loan will accrue from the date on which such loan is made and be due and payable on each Interest Payment Date at the rate of 8.25% per annum. The interest paid on the ANZ Loan will be used by the Distribution Trust to pay the Income Entitlements to the U.K. Company. The interest rate represents the sum of 8% (the interest rate on the Debt Securities, which equals the dividend rate on the TrUEPrS) and a spread of 0.25%. The spread is designed to enable the U.K. Company to pay (a) its ongoing costs and expenses and those of the Jersey Subsidiary, (b) dividends to the Jersey Holding Company in an amount sufficient to enable it to pay its expenses and those of the Jersey Charitable Trust, the Collateral Agent and (pursuant to the Trust Expense Agreement (as defined herein)) the Trust and (c) the indemnity fee payable to ANZMB Limited, an affiliate of ANZ (the "ANZ Affiliate").

  On and after an Exchange Date, the U.K. Company will cease to be an income beneficiary of the Distribution Trust and ANZ Funds Pty Ltd, an affiliate of ANZ, will receive all the Income Entitlements of the Distribution Trust thereafter; provided, however, if the Exchange Event is the cash redemption or Buy-Back of the ANZ Preference Shares, the U.K. Company will be entitled to receive an Income Entitlement equal to the accrued but unpaid interest on the Debt Securities for the period from and including the Interest Payment Date immediately preceding the Exchange Date to but excluding the Exchange Date. In the event an Income Entitlement is not paid for any reason, an Exchange Event will occur because the U.K. Company will have insufficient funds to pay interest on the Debt Securities.

  Under the terms of the Distribution Trust, other than in connection with a redemption or Buy-Back of ANZ Preference Shares for cash, no Income Entitlement shall be paid or payable to the U.K. Company on any Interest Payment Date if (i) an Exchange Event has occurred on or prior to such Interest Payment Date, (ii) the amount of Income Entitlement payable on such date, together with the aggregate amount of dividends paid on or before such date during the then current fiscal year of ANZ on any preference shares or ordinary shares of ANZ, would exceed ANZ's earnings during the prior fiscal year or (iii) the payment of such Income Entitlement would be prohibited or limited by applicable law, regulation or order or by any instrument or agreement to which ANZ is subject (collectively, the "Payment Prohibitions"). In the event a Payment Prohibition exists or will exist on any Interest Payment Date, ANZ will notify the Administrator no later than the third Business Day prior to such date.

TRUST DISSOLUTION

  The Trust will dissolve as soon as possible after the exchange of the TrUEPrS for ADSs or cash, as the case may be, upon the occurrence of an Exchange Event.

                            INVESTMENT RESTRICTIONS

  The Trust has adopted a fundamental policy that the Trust may not purchase any securities or instruments other than (a) the Debt Securities and any distributions thereon, (b) the Jersey Preference Shares, if applicable, and
(c) if applicable, the ADSs to be purchased pursuant to the ADSs Purchase Contract; issue any securities or instruments except for the TrUEPrS; make short sales or purchase securities on margin; write put or call options; borrow money; underwrite securities; purchase or sell real estate, commodities or commodities contracts; or make loans. The Trust has adopted a fundamental policy (a) to invest 100% of its portfolio in the Debt Securities and any distributions thereon, and not to dispose of the Debt Securities during the term of the Trust, other than in connection with a mandatory redemption thereof as a result of an Exchange Event, and (b) to enter into the ADSs Purchase Contract and not to dispose of the ADSs Purchase Contract during the term of the Trust.


  Because of the foregoing limitations, the Trust's investments will be concentrated initially in the financial services industry, which is the industry in which ANZ currently operates. However, to the extent that in the future ANZ diversifies its operations into one or more other industries, the Trust's investments will be less concentrated in the financial services industry.

                                 RISK FACTORS

NO ACTIVE PORTFOLIO MANAGEMENT

  It is a fundamental policy of the Trust (a) to invest 100% of its portfolio in the Debt Securities and any distributions thereon, and not to dispose of the Debt Securities during the term of the Trust, other than in connection with a mandatory redemption thereof as a result of an Exchange Event, and (b) to enter into the ADSs Purchase Contract and not to dispose of the ADSs Purchase Contract during the term of the Trust. The Trust will not be managed like a typical closed-end investment company.

ABSENCE OF TRADING HISTORY; MARKETABILITY; POSSIBILITY OF THE TRUEPRS TRADING AT A DISCOUNT FROM NET ASSET VALUE

  The TrUEPrS have no trading history and it is not possible to predict how they will trade in the secondary market. The trading price of the TrUEPrS may vary considerably prior to an Exchange Event due to, among other things, complex and interrelated political, economic, financial and other factors that can affect the capital markets generally, the stock exchanges or quotation systems on which ANZ's shares are traded and the market segment of which ANZ is a part and fluctuations in interest rates and rates of exchange between the Australian dollar and the U.S. dollar and other factors that are difficult to predict and beyond the Trust's control. Reference is made to the accompanying prospectus of ANZ.

  The TrUEPrS are a new issue of securities and, accordingly, have no established trading market. The Underwriters currently intend, but are not obligated, to make a market in the TrUEPrS. There can be no assurance that a secondary market will develop or, if a secondary market does develop, that it will provide the holders of the TrUEPrS with liquidity of investment or that it will continue for the life of the TrUEPrS. The TrUEPrS have been approved for listing on the New York Stock Exchange (the "NYSE"), subject to official notice of issuance. Trading of the TrUEPrS on the NYSE is expected to commence within the 30-day period after the Issue Date. In the event of a delisting or suspension of trading on such exchange, the Trust will apply for listing of the TrUEPrS on another national securities exchange or for quotation on another trading market. If the TrUEPrS are not listed or traded on any securities exchange or trading market, or if trading of the TrUEPrS is suspended, pricing information for the TrUEPrS may be more difficult to obtain, and the price and liquidity of the TrUEPrS may be adversely affected.

  The Trust is a newly organized closed-end investment company with no previous operating history. Shares of closed-end investment companies frequently trade at a discount from their net asset value, which is a risk separate and distinct from the risk that the Trust's net asset value will decrease. The Trust cannot predict whether the TrUEPrS will trade at, below or above their net asset value. The risk of purchasing investments that might trade at a discount is more pronounced for investors who wish to sell their investments in a relatively short period of time after completion of the Trust's initial public offering because for those investors realization of a gain or loss on their investments is likely to be more dependent upon the existence of a premium or discount than upon portfolio performance. TrUEPrS are not subject to redemption.

LIMITED TERM

  The term of the Trust will expire as soon as possible after the exchange of the TrUEPrS for ADSs or cash, as the case may be, upon the occurrence of an Exchange Event.

NON-DIVERSIFIED PORTFOLIO

  Prior to the Exchange Date, the Trust's assets will consist of (a) the Debt Securities and distributions thereon and (b) the ADSs Purchase Contract. As a result, investments in the Trust may be subject to greater risk than would be the case for a company with a more diversified portfolio of investments.

LIMITED STOCKHOLDER RIGHTS

  Except as described below, holders of the TrUEPrS will not be entitled to any rights with respect to the ADSs or the ANZ Preference Shares (including, without limitation, rights to receive any dividends or other distributions in respect thereof) until such time, if any, as the Trust shall have delivered the ADSs in exchange for TrUEPrS upon the occurrence of an Exchange Event (unless the Exchange Event is the redemption or Buy-Back of the ANZ Preference Shares for cash). In addition, the Trust as the holder of the Debt Securities, has no voting rights in relation to the U.K. Company.

  Each TrUEPrS will entitle the holder thereof to direct the exercise of the voting rights attaching to four ANZ Preference Shares represented by one ADS. The holders of the ANZ Preference Shares will be entitled to vote together with the holders of ordinary shares of ANZ, on the basis of one vote per ANZ Preference Share on any poll, (a) in all cases, with respect to certain matters specified herein and (b) during a Special Voting Period (as defined below), with respect to all matters on which the holders of the ordinary shares of ANZ are entitled to vote. A "Special Voting Period" is the period from and including (i) any Dividend Payment Date on which

ANZ fails to pay in full the dividends accrued in respect of the quarterly dividend period then ended or (ii) the fourth Business Day after any Exchange Date occurring as a result of any failure by the Trust to receive in full the interest payable on the Debt Securities, unless, prior to such date, ANZ has paid in full an optional dividend on the ANZ Preference Shares in an aggregate amount equal to the amount of interest not so received (an "Optional Dividend"), in each case to but excluding the first Dividend Payment Date thereafter as of which ANZ has paid in full four consecutive quarterly dividends on the ANZ Preference Shares. In addition, the holders of the ANZ Preference Shares will have the right to vote separately as a class in certain circumstances involving a variation of the rights of holders of the ANZ Preference Shares. As long as the ADSs are owned by the Jersey Subsidiary, the Jersey Subsidiary will, or will cause the Collateral Agent to, direct the ADR depositary to vote the ANZ Preference Shares represented by the ADSs as directed by the holders of the TrUEPrS.

YEAR 2000 NONCOMPLIANCE

  Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). Like other investment companies and financial and business organizations, the Trust could be adversely affected if the computer systems used by the Trust or the Trust's service providers do not properly address this problem prior to January 1, 2000. The Trust has sought assurances from its service providers that they are taking all necessary steps to ensure that their computer systems will accurately reflect the Year 2000, and the Trust will continue to monitor the situation. At this time, however, no assurance can be given that the Trust's service providers have anticipated every step necessary to avoid any adverse effect on the Trust attributable to the Year 2000 Problem.

                          DESCRIPTION OF THE TRUEPRS

  Each TrUEPrS represents a proportionate share of beneficial interest in the assets of the Trust. A total of 16,000,000 TrUEPrS will be issued in the Offering, assuming no exercise of the Underwriters' over-allotment option, and excluding 4,000 TrUEPrS issued to ML IBK Positions, Inc. in accordance with the requirements of the Investment Company Act. Upon liquidation of the Trust, holders of TrUEPrS are entitled to share pro rata based on the number of TrUEPrS outstanding in the net assets of the Trust available for distribution. Holders of TrUEPrS have no preemptive, redemption or conversion rights. The TrUEPrS, when issued and outstanding, will be fully paid and nonassessable.

VOTING RIGHTS

  Holders are entitled to one vote for each TrUEPrS on all matters to be voted on by holders and are not able to cumulate their votes in the election of Trustees. The Trust intends to hold annual meetings as required by the rules of the NYSE. The holders have the right, upon the declaration in writing or vote of more than two-thirds of the outstanding TrUEPrS, to remove a Trustee. The Trustees will call a meeting of holders to vote on the removal of a Trustee upon the written request of the record holders of 10% of the TrUEPrS or to vote on other matters upon the written request of the record holders of more than 50% of the TrUEPrS (unless substantially the same matter was voted on during the preceding 12 months).

  Pursuant to the ADRs Security and Pledge Agreement and the ADR deposit agreement, each TrUEPrS will entitle the holder thereof to direct the exercise of the voting rights attaching to one ADS and four ANZ Preference Shares. The holders of the ANZ Preference Shares will be entitled to vote together with the holders of ordinary shares of ANZ, on the basis of one vote per ANZ Preference Share on any poll, (a) in all cases, with respect to certain matters specified below and (b) during a Special Voting Period, with respect to all matters on which the holders of the ordinary shares of ANZ are entitled to vote. The matters referred to in clause (a) of the preceding sentence upon which the holders of ANZ Preference Shares will have a right to vote, together with the holders of ordinary shares of ANZ, are: any proposal to reduce the share capital of ANZ; any resolution to approve the terms of a share buy-back arrangement; any proposal that affects the rights attached to the ANZ Preference Shares; any proposal to wind up ANZ; any proposal for the disposal of the whole of the property, business and undertaking of ANZ; and any matter during the winding up of ANZ. In addition, the holders of the

ANZ Preference Shares will have the right to vote separately as a class in certain circumstances involving a variation of the rights of holders of the ANZ Preference Shares. Pursuant to the ADRs Security and Pledge Agreement, as long as the ADSs are held by the Jersey Subsidiary, the Jersey Subsidiary will, or will cause the Collateral Agent to, direct the ADR depositary to vote the ANZ Preference Shares as directed by the holders of the TrUEPrS.

  Merrill Lynch, Pierce, Fenner & Smith Incorporated has applied to the Commission for an exemptive order that would, if issued, among other things, permit other investment companies and companies excepted from the definition of investment company under Sections 3(c)(1) and 3(c)(7) of the Investment Company Act to own more than 3% of the total outstanding TrUEPrS. Under the Declaration of Trust, however, any such company owning TrUEPrS in excess of the limits imposed by Sections 12(d)(1)(A)(i) and 12(d)(1)(C) of the Investment Company Act must vote their TrUEPrS in proportion to the vote of all other holders of TrUEPrS that are not such companies. There is no assurance that the application for an exemptive order will be granted by the Commission.

  Modifications and amendments of the terms of the TrUEPrS, the Debt Securities, the ADSs Purchase Contract and the Jersey Preference Shares may be made with the consent of not less than a majority of the holders of the TrUEPrS; provided that, no such modification or amendment may, without the consent of 100% of the holders of the TrUEPrS, change the amount or timing of any dividend on the TrUEPrS, the amount or timing of interest payments on the Debt Securities, the liquidation preference of the Jersey Preference Shares, the redemption amount of the Debt Securities and the Jersey Preference Shares, the purchase price for or the number of ADSs deliverable pursuant to the ADSs Purchase Contract or otherwise adversely affect the foregoing terms or cause an Exchange Event to occur. Modifications and amendments may be made without the consent of any holder of the TrUEPrS to cure any ambiguity, defect or inconsistency in the Declaration of Trust or any instrument defining the terms of the TrUEPrS, the Debt Securities and the Jersey Preference Shares or the ADSs Purchase Contract, provided that, such action will not adversely affect in any material respect the rights of the holders of the TrUEPrS or cause an Exchange Event to occur.

RESTRICTIONS ON OWNERSHIP AND TRANSFER

  Generally, under the Australian Corporations Law, the concept of voting share does not include certain types of preference shares with limited voting rights. Because holders of the ANZ Preference Shares have been conferred a right to vote following a missed dividend, the ANZ Preference Shares will be treated as voting shares for relevant purposes. Therefore, a person with an entitlement to ANZ Preference Shares, including holders of TrUEPrS, should consider this entitlement with any entitlement to other voting shares in ANZ in the context of the regulatory thresholds summarized below and seek appropriate legal advice.

  In summary, under the Australian Corporations Law, a person or group of persons cannot acquire voting shares in a public company if that person or group of persons or another person would then be "entitled" (which is defined very broadly) to more than 20% of the voting shares in ANZ unless those shares are acquired in a manner specifically permitted by law. This restriction also limits the options available to a shareholder wanting to sell a shareholding of more than 20% in an Australian public company. The Australian Corporations Law also imposes certain substantial shareholding disclosure obligations on persons who are or become "entitled" to 5% or more of the voting shares in a company listed on the Australian Stock Exchange, such as ANZ.

BOOK-ENTRY SYSTEM

  The TrUEPrS will be issued in the form of one or more global securities (the "Global Securities") deposited with the Depository and registered in the name of a nominee of the Depository.

  The Depository has advised the Trust and the Underwriters as follows: The Depository is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code and a "clearing agency" registered pursuant to Section 17A of the Securities Exchange Act of 1934, as amended. The Depository was created to hold securities of persons who have accounts with the Depository ("participants") and to facilitate the clearance and settlement of securities transactions among its participants in such securities through electronic book-entry changes in accounts of the participants, thereby eliminating the need for physical movement of certificates. Such participants include securities brokers and dealers, banks, trust companies and clearing corporations. Indirect access to the Depository's book-entry system is also available to others, such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a participant, either directly or indirectly.

  Upon the issuance of a Global Security, the Depository or its nominee will credit the respective TrUEPrS represented by such Global Security to the accounts of participants. The accounts to be credited shall be designated by the Underwriters. Ownership of beneficial interests in such Global Securities will be limited to participants or persons that may hold interests through participants. Ownership of beneficial interests by participants in such Global Securities will be shown on, and the transfer of those ownership interests will be effected only through, records maintained by the Depository or its nominee for such Global Securities. Ownership of beneficial interests in such Global Securities by persons that hold through participants will be shown on, and the transfer of that ownership interest within such participant will be effected only through, records maintained by such participant. The laws of some jurisdictions require that certain purchasers of securities take physical delivery of such securities in definitive form. Such limits and such laws may impair the ability to transfer beneficial interests in a Global Security.

  So long as the Depository for a Global Security, or its nominee, is the registered owner of such Global Security, such Depository or such nominee, as the case may be, will be considered the sole owner or holder of the TrUEPrS. Except as set forth below, owners of beneficial interests in such Global Securities will not be entitled to have the TrUEPrS registered in their names and will not receive or be entitled to receive physical delivery of the TrUEPrS in definitive form and will not be considered the owners or holders thereof.

  Delivery of ADSs or payment of amounts or delivery of other consideration deliverable on exchange of, and any quarterly distributions on, TrUEPrS registered in the name of or held by the Depository or its nominee will be made to the Depository or its nominee, as the case may be, as the registered owner or the holder of the Global Security. None of the Trust, any Trustee, the Administrator, the Paying Agent or the Custodian for the TrUEPrS will have any responsibility or liability for any aspect of the records relating to, or payments made on account of, beneficial ownership interests in a Global Security or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests.

  The Trust expects that the Depository, upon receipt of any payment in respect of a Global Security, will credit immediately participants' accounts with payments in amounts proportionate to their respective beneficial interests in such Global Security as shown on the records of the Depository. The Trust also expects that payments by participants to owners of beneficial interests in such Global Security held through such participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers registered in "street name", and will be the responsibility of such participants.

  A Global Security may not be transferred except as a whole by the Depository to a nominee or a successor of the Depository. If the Depository is at any time unwilling or unable to continue as depository and a successor depository is not appointed by the Trust within ninety days, the Trust will issue TrUEPrS in definitive registered form in exchange for the Global Security representing such TrUEPrS. In addition, the Trust may at any time and in its sole discretion determine not to have any TrUEPrS represented by one or more Global Securities and, in such extent, will issue TrUEPrS in definitive form in exchange for all of the Global Securities representing the TrUEPrS. Further, if the Trust so specifies with respect to the TrUEPrS, an owner of a beneficial interest in a Global Security representing TrUEPrS may, on terms acceptable to the Trust and the Depository for such Global Security, receive TrUEPrS in definitive form. In any such instance, an owner of a beneficial interest in a Global Security will be entitled to physical delivery in definitive form of TrUEPrS represented by such Global Security equal in number to that represented by such beneficial interest and to have such TrUEPrS registered in its name.

                                   TRUSTEES

  The Trustees of the Trust consist of three individuals, none of whom is an "interested person" of the Trust as defined in the Investment Company Act. The Trustees of the Trust are responsible for the overall supervision of the operations of the Trust and perform the various duties imposed on the trustees of management investment companies by the Investment Company Act.

  The Trustees of the Trust are:

                                                           PRINCIPAL OCCUPATION
NAME, AGE AND ADDRESS                         TITLE       DURING PAST FIVE YEARS
---------------------                    ---------------- ----------------------
Donald J. Puglisi, 53................... Managing Trustee Professor of Finance
Department of Finance                                     University of Delaware
University of Delaware
Newark, DE 19716
William R. Latham III, 54............... Trustee          Professor of Economics
Department of Economics                                   University of Delaware
University of Delaware
Newark, DE 19716
James B. O'Neill, 59.................... Trustee          Professor of Economics
Center for Economic                                       University of Delaware
Education & Entrepreneurship
University of Delaware
Newark, DE 19716

COMPENSATION OF TRUSTEES

  The annual fees and anticipated out-of-pocket expenses of each unaffiliated Trustee and any additional fees of the Trust's Managing Trustee will be paid by the Jersey Holding Company pursuant to an expense agreement (the "Trust Expense Agreement") between it and The Bank of New York, as the Administrator, Custodian and Paying Agent of the Trust. The Trustees will not receive, either directly or indirectly, any compensation, including any pension or retirement benefits, from the Trust. None of the Trustees receives any compensation for serving as a trustee or director of any other affiliated investment company.

                            MANAGEMENT ARRANGEMENTS

PORTFOLIO MANAGEMENT AND ADMINISTRATION

  The Trust will be internally managed and will not have an investment adviser. Prior to the Exchange Date, the Trust's portfolio will consist only of (a) US$400,100,000 aggregate principal amount of Debt Securities (US$460,000,000 aggregate principal amount of Debt Securities if the Underwriters' over-allotment option is exercised in full), and any distributions thereon, and (b) the ADSs Purchase Contract. The Trust's portfolio will not be actively managed. The Trustees of the Trust will authorize the purchase of the Debt Securities as directed by the Declaration of Trust. It is a fundamental policy of the Trust that the Debt Securities may not be disposed of during the term of the Trust other than in connection with a mandatory redemption thereof as a result of an Exchange Event, and that the ADSs Purchase Contract not be disposed of during the term of the Trust.

  The Trust will pay all expenses incurred in the Trust's formation and other initial expenses and expenses relating to the Offering out of the facility fee to be paid on the Issue Date to the Trust by the U.K. Company in connection with the investment by the Trust in the Debt Securities. The ongoing administrative and other expenses of the Trust such as accounting services, expenses for legal and auditing services, taxes, costs of printing proxies, listing fees, if any, stock certificates and shareholder reports, charges of the Administrator, the Custodian and the Paying Agent, fees and expenses of Trustees, accounting costs, brokerage costs, litigation, mailing and other expenses properly payable by the Trust will be paid by the Jersey Holding Company pursuant to the Trust Expense Agreement. Subject to the satisfaction of certain conditions, any operating expenses of the Trust not covered by the Trust's arrangements with the Jersey Holding Company will be paid by the ANZ Affiliate pursuant to an expense and indemnity agreement (the "Expense and Indemnity Agreement") among it, the U.K. Company, the Trust, the Jersey Holding Company, the Jersey Subsidiary and the Jersey Charitable Trust. See "--Estimated Expenses."

  Administrator. The day-to-day affairs of the Trust will be managed by The Bank of New York, as the Administrator pursuant to an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Trustees have delegated most of their operational duties to the Administrator, including without limitation, the duties to: (i) pay, or cause to be paid, all expenses incurred by the Trust;(ii) with the approval of the Trustees, engage legal and other professional advisors (other than the independent public accountants for the Trust); (iii) instruct the Paying Agent to pay distributions on TrUEPrS as described herein; (iv) cause the legal and other professional advisors engaged by it to prepare and mail, file or publish all notices, proxies, reports, tax returns and other communications and documents for the Trust, and keep all books and records for the Trust; (v) at the direction of the Trustees, and upon being furnished with reasonable security and indemnity as the Administrator may require, institute and prosecute legal and other appropriate proceedings to enforce the rights and remedies of the Trust; and (vi) make, or cause to be made, all necessary arrangements with respect to meetings of Trustees and any meetings of holders of TrUEPrS. The Administrator will not, however, select the independent public accountants for the Trust or sell or otherwise dispose of the Trust assets (except in connection with the occurrence of an Exchange Event).

  The Administration Agreement may be terminated by either the Trust or the Administrator upon 60 days prior written notice, except that no termination shall become effective until a successor Administrator has been chosen and has accepted the duties of the Administrator.

  Except for its roles as Administrator, Custodian and Paying Agent of the Trust, and except for its role as Collateral Agent and securities intermediary under the Security and Pledge Agreements, as paying and transfer agent for the Debt Securities and the ANZ Preference Shares, and as depositary for the ADRs, The Bank of New York has no other affiliation with, and is not engaged in any other transactions with, the Trust.

  The address of the Administrator is 101 Barclay Street, New York, New York 10286.

CUSTODIAN

  The Trust's custodian (the "Custodian") is The Bank of New York pursuant to a custodian agreement (the "Custodian Agreement"). In the event of any termination of the Custodian Agreement by the Trust or the resignation of the Custodian, the Trust must engage a new Custodian to carry out the duties of the Custodian as set forth in the Custodian Agreement. The Custodian will also act as Collateral Agent under the Security and Pledge Agreements, under which it will hold a perfected security interest in the ADSs, the Jersey Preference Shares or other assets consistent with the terms of the securities pledged thereunder on behalf of the Trust, and as depositary for the ADRs.

PAYING AGENT

  The paying agent, transfer agent and registrar (the "Paying Agent") for the TrUEPrS is The Bank of New York pursuant to a paying agent agreement (the "Paying Agent Agreement"). In the event of any termination of the Paying Agent Agreement by the Trust or the resignation of the Paying Agent, the Trust will use its best efforts to engage a new Paying Agent to carry out the duties of the Paying Agent.

INDEMNIFICATION

  The Trust will, to the fullest extent permitted by applicable law, indemnify each Trustee, the Administrator, the Paying Agent and the Custodian with respect to any claim, liability, loss which it may incur in acting as Trustee, Administrator, Paying Agent or Custodian, as the case may be, and any reasonable expense incurred in connection with any such claim, liability or loss (including the reasonable costs and expenses of the defense against any claim or liability) except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of their respective duties. Subject to the satisfaction of certain conditions, pursuant to the Expense and Indemnity Agreement, the ANZ Affiliate will reimburse the Trust for any amounts it may be required to pay as indemnification to any Trustee, the Administrator, the Paying Agent or the Custodian.

ESTIMATED EXPENSES

  Organization costs of the Trust in the amount of $32,000 and estimated costs of the Trust in connection with the initial registration of the TrUEPrS and the Offering in the amount of approximately $598,000 will be paid by the Trust out of the facility fee to be paid on the Issue Date to the Trust by the U.K. Company in connection with the investment by the Trust in the Debt Securities. The ongoing administrative and other expenses of the Trust will be paid by the Jersey Holding Company pursuant to the Trust Expense Agreement. Subject to the satisfaction of certain conditions, any operating expenses of the Trust not covered by the Trust's arrangements with the Jersey Holding Company will be paid by the ANZ Affiliate pursuant to the Expense and Indemnity Agreement.

                          DIVIDENDS AND DISTRIBUTIONS

  The Trust intends to distribute to holders dividend distributions in an amount equal to US$2.00 per TrUEPrS per annum, payable quarterly in arrears in an amount equal to US$.50 per TrUEPrS on each Dividend Payment Date to holders of record on the immediately preceding Record Date. The first distribution in respect of the period from and including the Issue Date to but excluding October 15, 1998 will equal US$.1222 per TrUEPrS.

  Dividend payments on the TrUEPrS will be made from the interest payments received by the Trust on the Debt Securities. Interest payments on the Debt Securities will be made by the U.K. Company only to the extent that it receives Income Entitlements as the income beneficiary of the Distribution Trust. The U.K. Company's right to receive Income Entitlements will not represent an absolute ownership interest in the Distribution Trust or the income thereof, but rather an entitlement to receive Income Entitlements only to the extent actually distributed to the U.K. Company by the Distribution Trust; if any Income Entitlement payable on any Interest Payment Date is not paid to the U.K. Company or at its direction on such date for any reason, the Distribution Trust will have no further obligation to pay such Income Entitlement to the U.K. Company and the U.K. Company will have no right to require such payment. See "Investment Objective and Policies--Intervening Vehicles." In the event an Income Entitlement is not paid for any reason, an Exchange Event will occur because the U.K. Company will have insufficient funds to pay interest on the Debt Securities.

  On and after the Exchange Date, the U.K. Company will cease to be the income beneficiary of the Distribution Trust and ANZ Funds Pty Ltd, an affiliate of ANZ, will receive all the Income Entitlements of the Distribution Trust thereafter; provided, however, if the Exchange Event is the cash redemption or Buy-Back of the ANZ Preference Shares, the U.K. Company will be entitled to receive an Income Entitlement equal to the accrued but unpaid interest on the Debt Securities for the period from and including the Interest Payment Date immediately preceding the Exchange Date to but excluding the Exchange Date.

  On each Interest Payment Date, (i) the ANZ Borrower will make an interest payment on the ANZ Loan to the Distribution Trust; (ii) if no Payment Prohibition exists, the Distribution Trust will distribute such interest payment as an Income Entitlement to the U.K. Company; and (iii) the U.K. Company will pay (a) interest on the Debt Securities to the Trust, (b) ongoing costs and expenses of the U.K. Company and the Jersey Subsidiary, (c) quarterly dividend payments on the U.K. Company's voting shares to the Jersey Holding Company, which dividends will be used by the Jersey Holding Company to pay ongoing expenses of the Jersey Holding Company, the Jersey Charitable Trust, the Collateral Agent and (pursuant to the Trust Expense Agreement) the Trust and (d) an indemnity fee payable to the ANZ Affiliate. On such Interest Payment Date (which will also be a Dividend Payment Date), the Administrator of the Trust will use all the interest received by the Trust on the Debt Securities to pay dividends on the TrUEPrS.

  Dividend distributions on the TrUEPrS will cease to accrue on and after the Exchange Date. In the case of any Exchange Event other than a redemption or Buy-Back of the ANZ Preference Shares for cash, no dividend distributions will be payable on the TrUEPrS on the Exchange Date (even if such Exchange Date is a Dividend Payment Date). Instead, non-cumulative dividends will begin to accrue on the ANZ Preference Shares from and including the last Interest Payment Date in respect of which interest on the Debt Securities has been paid or provided for in full. Accordingly, the dividends for any quarterly dividend periods ending on or after the Exchange Date will be payable only as dividends on the ANZ Preference Shares and only in accordance with the terms of the ANZ Preference Shares.

                                NET ASSET VALUE

  The net asset value of the TrUEPrS will be calculated by the Trust no less frequently than quarterly by dividing the value of the net assets of the Trust (the value of its assets less its liabilities) by the total number of TrUEPrS outstanding. The Trust's net asset value will be published semi-annually as part of the Trust's semi-annual report to holders and at such other times as the Trustees may determine. The value of (a) the Debt Securities and (b) the ADSs Purchase Contract held by the Trust will be determined in good faith by the Board of Trustees pursuant to procedures adopted by them.

                                   TAXATION

CERTAIN UNITED STATES FEDERAL INCOME TAX CONSIDERATIONS

  The following summary of certain United States Federal income tax consequences of the purchase, ownership and disposition of TrUEPrS is based upon the advice of Sullivan & Cromwell, counsel to ANZ. The summary addresses only the tax consequences to persons that acquire TrUEPrS in connection with the Offering and hold the TrUEPrS as a capital asset. It does not address all tax consequences of the ownership of TrUEPrS and does not take into account the specific circumstance of investors such as tax-exempt entities, banks, certain insurance companies, broker dealers, traders in securities that elect to mark to market, investors liable for the alternative minimum tax, investors that hold TrUEPrS as part of a straddle or hedging or conversion transaction or investors whose functional currency is not the U.S. dollar. The summary is based on the Internal Revenue Code of 1986, as amended, its legislative history, existing and proposed regulations thereunder, published rulings and court decisions as well as the income tax treaty between the United States and Australia (the "Treaty") all of which are subject to change possibly with retroactive effect.

  PROSPECTIVE INVESTORS ARE ADVISED TO CONSULT WITH THEIR OWN TAX ADVISORS AS TO THE UNITED STATES FEDERAL INCOME TAX CONSEQUENCES OF THE PURCHASE, OWNERSHIP AND DISPOSITION OF TrUEPrS, AS WELL AS THE EFFECT OF ANY STATE, LOCAL OR FOREIGN TAX LAWS.

 U.S. Holders

  A "U.S. Holder" is any beneficial owner of TrUEPrS that is (i) a citizen or resident of the United States, (ii) a domestic corporation, (iii) an estate the income of which is subject to United States Federal income tax without regard to its source, or (iv) a trust if a court within the United States is able to exercise primary supervision over administration of the trust and one or more United States persons have authority to control all substantial decisions of the trust. A "Non-U.S. Holder" is any beneficial owner that is not a United States person for United States Federal income tax purposes.

  Classification of the Trust and the Debt Securities and Distributions on TrUEPrS. For United States federal income tax purposes the Trust will be classified as a grantor trust and not as an association taxable as a corporation, and the Debt Securities held by the Trust will be treated as equity in ANZ. Accordingly, for United States Federal income tax purposes, each U.S. Holder generally will be treated as owning equity of ANZ and will be required to include in income, as a dividend, the holder's share of the gross amount of the interest paid to the Trust on the Debt Securities to the extent of the current and accumulated earnings and profits (as determined for United States Federal income tax purposes) of ANZ. For foreign tax credit limitation purposes the payments will be income from sources without the United States, but generally will be treated separately, together with the other items of "passive income" (or in the case of certain holders, "financial services income").

  Sale of the TrUEPrS. Upon a sale or other disposition of the TrUEPrS (including generally the receipt of a distribution of cash in redemption of all of a U.S. Holder's TrUEPrS), a U.S. Holder will recognize gain or loss in an amount equal to the difference between the amount realized and the U.S. Holder's adjusted tax basis. Generally, such gain or loss will be capital gain or loss and will be long-term capital gain or loss if the U.S. Holder's holding period exceeds one year. Any such gain will be income from sources within the United States for foreign tax credit limitation purposes.

  Consequences of an Exchange Event. As described above under "Investment Objective and Policies--Exchange Event" upon the occurrence of an Exchange Event, the Trust will distribute ADSs or, under certain circumstances, cash to holders of TrUEPrS in exchange for their TrUEPrS and in liquidation of the Trust. A U.S. Holder's exchange of TrUEPrS for ADSs generally will not be a taxable event for United States Federal income tax purposes. A U.S. Holder's basis in the ADSs received upon exchange will generally be the same as the U.S. Holder's basis in the property exchanged therefor and such holder's holding period in the ADSs would include their holding period in such property.

  Upon the occurrence of certain Exchange Events, holders of the TrUEPrS may receive cash. For U.S. federal income tax purposes such receipt of cash would constitute a taxable disposition of the TrUEPrS and a U.S. Holder would generally recognize gain or loss in the same manner if there had been a sale or disposition as described under "--Sale of the TrUEPrS" above. Amounts representing accrued but unpaid interest on the Debt Securities will be treated as a distribution on TrUEPrS as discussed under "--Classification of the Trust and the Debt Securities and Distributions on TrUEPrS" above.

 ADSs Received in an Exchange Event

  Distributions on the ADSs. U.S. Holders will include in gross income the gross amount of any dividend paid including Additional Amounts (as defined and described in the accompanying prospectus of ANZ), if any, before reduction for Australian withholding taxes by ANZ, out of its current or accumulated earnings and profits (as determined for U.S. federal income tax purposes) as ordinary income when the dividend is actually or constructively received by the U.S. Holder. The dividend will not be eligible for the dividends received deduction generally allowed to United States corporations in respect of dividends received from other United States corporations.

  Subject to certain limitations, the Australian tax withheld, if any, in accordance with the Treaty and paid over to Australia will be creditable against the U.S. Holder's United States federal income tax liability. For foreign tax credit limitation purposes, the dividend will be income from sources without the United States, but generally will be treated separately, together with the other items of "passive income" (or in the case of certain holders "financial services income").

  Sale or Other Disposition of ADSs. A U.S. Holder will recognize gain or loss for U.S. federal income tax purposes upon the sale or other disposition of ADSs in an amount equal to the difference between the U.S. dollar value of the amount realized and the U.S. Holder's adjusted tax basis (determined in U.S. dollars) in the ADSs. Generally, such gain will be capital gain or loss, will be long-term capital gain or loss if the U.S. Holder's holding period for the ADSs exceeds one year and any such gain will be income from sources within the United States for foreign tax credit limitation purposes.

 PFIC Considerations

  ANZ does not believe that it will be treated as a passive foreign investment company (a "PFIC") for United States Federal income tax purposes but that is a factual determination made annually and therefore may be subject to change. Because a U.S. Holder of TrUEPrS will be treated as owning an equity interest in ANZ for United States Federal income tax purposes, if ANZ were a PFIC a U.S. Holder of TrUEPrS as well as a holder of ADSs would be subject to certain adverse tax consequences.

 Non-U.S. Holders

  Distributions on the TrUEPrS and ADSs. Distributions to a Non-U.S. Holder will not be subject to United States Federal income tax unless such distributions are effectively connected with the conduct of a trade or business within the United States by such Non-U.S. Holder (and are attributable to a permanent establishment maintained in the United States by such Non-U.S. Holder, if an applicable income tax treaty so requires as a condition for such Non-U.S. Holder to be subject to United States taxation on a net income basis in respect of income from TrUEPrS or ADSs), in which case such Non-U.S. Holder generally will be subject to tax in respect of distributions in the same manner as a U.S. Holder. Any such effectively connected distributions received by a non-U.S. corporation may also, under certain circumstances, be subject to an "additional branch profits" tax at a 30% rate of such lower rate as may be specified by an applicable income tax treaty.

  Sale or Disposition of the TrUEPrS and ADSs. A Non-U.S. Holder will not be subject to United States Federal income tax in respect of gain recognized on a sale or other disposition of TrUEPrS or ADSs unless (i) the gain is effectively connected with a trade or business of the Non-U.S. Holder in the United States (and is attributable to a permanent establishment maintained in the United States by such Non-U.S. Holder, if an applicable income tax treaty so requires as a condition for such Non-U.S. Holder to be subject to United States taxation on a net income basis in respect of gain from the sale or other disposition of the TrUEPrS or ADSs) or (ii) in the case of a Non-U.S. Holder who is an individual, such holder is present in the United States for 183 or more days in the taxable year of the sale and certain other conditions apply. Effectively connected gains realized by a corporate Non-U.S. Holder may also, under certain circumstances, be subject to an additional "branch profits" tax at a 30% rate or such lower rate as may be specified by an applicable income tax treaty.

 Information Reporting and Backup Withholding Tax

  In general, information reporting requirements will apply to payments of dividends made within the United States by the Trust or any of its paying agents on the TrUEPrS or, in the case of ADSs, by a U.S. paying agent or other U.S. intermediary and "backup withholding" at a rate of 31% will apply to such payments made to a U.S. Holder (other than a corporation or other exempt U.S. Holder) unless the U.S. Holder furnishes its taxpayer identification number in the manner required by United States law and applicable regulations, certifies that such number is correct, certifies as to no loss or exemption from backup withholding and meets certain other conditions. A Non-U.S. Holder will be exempt from back-up withholding provided that certain certification requirements are satisfied.

  Payment of the proceeds from the disposition of TrUEPrS or ADSs to or through the United States office of a broker is subject to both information reporting and backup withholding unless the holder establishes an exemption from information reporting and backup withholding. United States information reporting and backup withholding generally will not apply to a payment made outside the United States of the proceeds of a sale of TrUEPrS or ADSs through an office outside the United States of a non-United States broker. However, United States information reporting will apply to a payment made outside the United States of the proceeds of a sale of TrUEPrS or ADSs through an office outside the United States of a broker (i) that is a United States person, (ii) that derives 50% or more of its gross income for a specified three year period from the conduct of a trade or business in the United States, (iii) that is a "controlled foreign corporation" as to the United States, or (iv) with respect to payments made after December 31, 1999, that is a foreign partnership if, at any time during its tax year, one or more of its partners are U.S. persons (as defined in U.S. Treasury Regulations) who in the aggregate hold more than 50% of the income or capital interest in the partnership or if, at any time during its tax year, such foreign partnership is engaged in a United States trade or business, unless the broker has documentary evidence in its files that the holder or beneficial owner is not a United States person or the holder or beneficial owner otherwise establishes an exemption. Backup withholding will not apply to such payments unless the broker has actual knowledge that the payee is a U.S. person.

  Any amounts withheld from a holder under the backup withholding rules will be allowed as a refund or a credit against such holder's United States federal income tax liability, provided the required information is furnished to the Internal Revenue Service.

CERTAIN AUSTRALIAN TAX CONSIDERATIONS

  The taxation discussion below of certain Australian tax consequences is based on the advice of PricewaterhouseCoopers Securities Limited, Australia and outlines certain Australian tax considerations for U.S. holders in relation to the purchase, ownership and disposition of the TrUEPrs and the acquisition, ownership and disposition of the ANZ Preference Shares represented by the ADSs. The discussion is intended only as a descriptive summary and does not purport to be a complete technical analysis or listing of all potential Australian tax effects. This discussion is based upon laws, regulations, rulings and decisions now in effect and is subject to changes in Australian law, including in any double taxation convention between Australia and the United States (the "Treaty"), including retroactive changes in effective dates, or possible differing interpretations.

  Persons considering the purchase of the TrUEPrS should consult their own tax advisors concerning the application of Australia's tax laws to their particular situations as well as any consequences of the purchase, ownership and disposition of TrUEPrS or the ANZ Preference Shares represented by the ADSs arising under the laws of any other taxing jurisdiction.

  The Trust would not be treated as a resident of Australia for Australian income tax purposes. As it is not in receipt of Australian source income it will not be subject to Australian tax on income earned. Therefore, quarterly distributions by the Trust to non-Australian resident holders of TrUEPrS will not be subject to Australian tax whether by withholding or otherwise.

  Upon an Exchange Event, the Trust will acquire ADSs and then immediately deliver the ADSs to the holders of TrUEPrS. There should be no Australian tax consequences to the Trust of the delivery of the ADSs to holders of TrUEPrS.

  Alternatively, upon an Exchange Event, the Trust may receive cash repayment of principal and interest due on the Debt Securities. No Australian tax will be payable by the Trust on such receipts.

  The sale of TrUEPrS or the ANZ Preference Shares represented by the ADSs may generate assessable income to certain U.S. holders, such as banks, insurance companies and other persons or institutions in the business of investment. The provisions of the Treaty, however, are designed to ensure that this income, less all allowable deductions, is subject to Australian tax only if the U.S. holder who is a U.S. resident carries on business in Australia through a permanent establishment and the income earned is effectively connected with that permanent establishment.

  The sale of TrUEPrS or ADSs by a U.S. holder will not generate a net capital gain and therefore will not be subject to Australian capital gains tax unless:

  . the ANZ Preference Shares are held by U.S. citizens or U.S. corporations who are residents of Australia;

  . the U.S. holder is a non-Australian resident but the U.S. holder and the U.S. holder's associates together beneficially hold or at any time during the five years prior to the sale held shares or interests in shares representing ten percent or more in value of the issued capital of ANZ; or

  . the U.S. holder is a non-Australian resident but has at any time used the TrUEPrS or ADSs in carrying on trade or business through a permanent establishment in Australia.

and the consideration received for the TrUEPrS or the ADSs, (or their market value, if the disposition is not at arm's length or for no consideration) exceeds the U.S. holder's cost base in the TrUEPrS or the ADSs after that cost base is adjusted, where appropriate, for the effect of inflation.

  The Australian income tax rate on capital gains is the same as the ordinary income tax rate applicable to the relevant taxpayer, subject to capital gains tax averaging where applicable. In the case of companies this rate is presently 36%.

  An individual who is a U.S. holder will be a resident of Australia if, for example, that person:

  . is domiciled in Australia, unless the person's permanent place of abode is outside Australia; or

  . has been in Australia for 183 days or more in a year of income unless that person has a usual place of abode outside Australia and does not intend to take up residence in Australia.

  However, if that individual would be a resident of the United States for the purposes of U.S. law, the Treaty allocates residence for the purposes of the Treaty solely to the country in which the person maintains a permanent home (or habitual abode) or with which the person has closer personal and economic ties.

  A corporation who is a U.S. holder will be a resident of Australia if it is incorporated in Australia or if it carries on business in Australia and has either its central management and control in Australia or its voting power controlled by shareholders who are residents of Australia.

  Where the U.S. holder acquires ADSs on the Exchange Date, there may be Australian tax consequences in relation to dividends paid by that Australian listed corporation. Dividends paid by ANZ may be paid as franked or unfranked dividends. Australian corporations are required to provide shareholders with notices detailing the extent to which the dividend is franked or unfranked and the deductions (if any) of dividend withholding tax. Broadly, to the extent to which those dividends are paid out of profits which have been subject to Australian company income tax, they will be franked dividends. Fully franked dividends paid to a non-resident will be exempt from Australian dividend withholding tax. Unfranked or partially franked dividends will be subject to Australian dividend withholding tax to the extent to which the dividend is unfranked, unless a specific exemption is available.

  The interaction of Australian income tax law and the Treaty limits the Australian dividend withholding tax on unfranked or partially franked dividends paid to a U.S. resident who is beneficially entitled to the dividend to 15 percent of the unfranked part of the gross dividend. However, where the U.S. resident carries on business in Australia through a permanent establishment or performs independent personal services from a fixed base in Australia and the holding is effectively connected with the permanent establishment or fixed base, the 15 percent limit should not apply and a dividend withholding tax at the rate of 30 percent should apply in respect of such dividends in such circumstances. However, under Australian law an Australian payer of dividends to a U.S. resident in such circumstances is only obliged to withhold at the rate of 15 percent and, as a matter of policy, the Australian Taxation Office does not seek to collect any further withholding tax.

  Subject to certain conditions, the terms of the ANZ Preference Shares provide for holders to be grossed-up for Australian withholding tax on payments on the ANZ Preference Shares being dividends or amounts deemed to be dividends for Australian tax purposes.

  No stamp, issue, registration or similar taxes are payable in Australia in connection with the issue of TrUEPrS by the Trust or of ADSs. Transfers of ANZ Preference Shares by U.S. holders would be subject to stamp duty.

  There are no specific estate, inheritance or gift taxes or duties imposed in Australia. In practice, no Revenue Authority in any State or Territory of Australia should seek to recover stamp duty on any transfer of or agreement to transfer ADSs provided that the instruments are not executed and the purchaser of the ADSs is not resident in Australia.

                                 UNDERWRITING

  Subject to the terms and conditions set forth in a purchase agreement (the "Purchase Agreement"), the Trust has agreed to sell to each of the underwriters named below (the "Underwriters"), and each of the Underwriters, for whom Merrill Lynch, Pierce, Fenner & Smith Incorporated, Morgan Stanley & Co. Incorporated, PaineWebber Incorporated, Prudential Securities Incorporated and Salomon Smith Barney Inc. are acting as representatives (the "Representatives"), has severally agreed to purchase, the aggregate number of TrUEPrS set forth opposite its name below:

                                                                     NUMBER OF
        UNDERWRITER                                                   TRUEPRS
        -----------                                                  ---------
   Merrill Lynch, Pierce, Fenner & Smith
            Incorporated............................................ 2,176,000
   Morgan Stanley & Co. Incorporated................................ 2,176,000
   PaineWebber Incorporated......................................... 2,176,000
   Prudential Securities Incorporated............................... 2,176,000
   Salomon Smith Barney Inc. ....................................... 2,176,000
   ABN AMRO Incorporated............................................   160,000
   Robert W. Baird & Co. Incorporated...............................   160,000
   Bear, Stearns & Co. Inc. ........................................   160,000
   BT Alex. Brown Incorporated......................................   160,000
   CIBC Oppenheimer Corp. ..........................................   160,000
   Citicorp Securities, Inc. .......................................   160,000
   Dain Rauscher Wessels A division of Dain Rauscher Incorporated...   160,000
   Donaldson, Lufkin & Jenrette Securities Corporation..............   160,000
   A.G. Edwards & Sons, Inc. .......................................   160,000
   EVEREN Securities, Inc. .........................................   160,000
   Goldman, Sachs & Co. ............................................   160,000
   Legg Mason Wood Walker, Incorporated.............................   160,000
   Piper Jaffray Inc. ..............................................   160,000
   Raymond James & Associates, Inc. ................................   160,000
   SG Cowen Securities Corporation..................................   160,000
   Tucker Anthony Incorporated......................................   160,000
   Wheat First Securities, Inc. ....................................   160,000
   Advest, Inc. ....................................................    80,000
   William Blair & Company, L.L.C. .................................    80,000
   J.C. Bradford & Co. .............................................    80,000
   Craigie Incorporated.............................................    80,000
   Crowell, Weedon & Co. ...........................................    80,000
   Fahnestock & Co. Inc. ...........................................    80,000
   Fidelity Capital Markets A division of National Financial
    Services Corp. .................................................    80,000
   Fifth Third/The Ohio Company.....................................    80,000
   First Albany Corporation.........................................    80,000
   First of Michigan Corporation....................................    80,000
   Gibraltar Securities Co. ........................................    80,000
   Gruntal & Co., L.L.C. ...........................................    80,000
   Wayne Hummer Investments LLC.....................................    80,000
   Interstate/Johnson Lane Corporation..............................    80,000
   Janney Montgomery Scott Inc. ....................................    80,000
   Kirkpatrick, Pettis, Smith, Polian Inc. .........................    80,000
   McDonald & Company Securities, Inc. .............................    80,000
   McGinn, Smith & Co., Inc. .......................................    80,000
   Mesirow Financial, Inc. .........................................    80,000

                                                                    NUMBER OF
        UNDERWRITER                                                  TRUEPRS
        -----------                                                 ----------
   Morgan Keegan & Company, Inc. ..................................     80,000
   David A. Noyes & Company........................................     80,000
   Parker/Hunter Incorporated......................................     80,000
   The Robinson-Humphrey Company, LLC..............................     80,000
   Roney Capital Markets A division of First Chicago Capital
    Markets Inc. ..................................................     80,000
   Scott & Stringfellow, Inc. .....................................     80,000
   Stephens Inc. ..................................................     80,000
   Stifel, Nicolaus & Company, Incorporated........................     80,000
   Stone & Youngberg...............................................     80,000
   Trilon International Inc. ......................................     80,000
   Utendahl Capital Partners, L.P. ................................     80,000
                                                                    ----------
        Total...................................................... 16,000,000
                                                                    ==========

  In the Purchase Agreement, the Underwriters named therein have agreed, subject to the terms and conditions set forth therein, to purchase all of the TrUEPrS being sold pursuant to the Purchase Agreement if any of such TrUEPrS are purchased. Under certain circumstances, under the Purchase Agreement, the commitments of non-defaulting Underwriters may be increased. In the event of a failure to close, any funds debited from any investor's account maintained with an Underwriter will be credited to such account and any funds received by such Underwriter by check or money order from any investor will be returned to such investor by check.

  The Representatives have advised the Trust that the Underwriters propose to offer the TrUEPrS offered hereby in the Offering to the public initially at the public offering price set forth on the cover page of this Prospectus and to certain dealers at such price less a concession not in excess of $.50 per TrUEPrS; provided that such concession for sales of more than 10,000 TrUEPrS to any single purchaser will be $.30 per TrUEPrS. The Underwriters may allow, and such dealers may reallow, a discount not in excess of $.40 per TrUEPrS to certain other dealers. After the initial public offering, the public offering price, concession and discount may be changed. Investors must pay for any TrUEPrS purchased in the initial public offering on or before September 23, 1998.

  The Trust has granted the Underwriters an option to purchase up to an additional 2,396,000 TrUEPrS at the initial public offering price. Such option, which will expire 30 days after the date of this Prospectus, may be exercised solely to cover over-allotments. To the extent that the Underwriters exercise such option, each of the Underwriters will have a firm commitment, subject to certain conditions, to purchase from the Trust approximately the same percentage of the option shares that the number of shares to be purchased initially by that Underwriter is of the 16,000,000 TrUEPrS initially purchased by the Underwriters.

  In view of the fact that the proceeds of the sale of the TrUEPrS will ultimately be invested in ADSs representing the ANZ Preference Shares, the Purchase Agreement provides that ANZ will pay, as compensation (the "Underwriters' Compensation") to the Underwriters, an amount in immediately available funds of $.7875 per TrUEPrS or $12,600,000 in the aggregate (or $14,486,850 in the aggregate if the Underwriters' over-allotment option is exercised in full) for the accounts of the several Underwriters; provided that such compensation for sales of more than 10,000 TrUEPrS to any single purchaser will be $.50 per TrUEPr and to the extent such sales are made, the actual amount of Underwriters' Compensation will be less than the aggregate amounts specified above.

  The Underwriters do not intend to confirm sales of TrUEPrS offered hereby to any accounts over which they exercise discretionary authority.

  Prior to the Offering, there has been no public market for the TrUEPrS. The TrUEPrS have been approved for listing on the NYSE, subject to official notice of issuance. Trading of the TrUEPrS on the NYSE is expected to commence within the 30-day period after the Issue Date. The Representatives have advised the Trust that they intend to make a market in the TrUEPrS prior to the commencement of trading on the NYSE. The Representatives will have no obligation to make a market in the TrUEPrS, however, and may cease market making activities, if commenced, at any time. In connection with the listing, the Underwriters will undertake that sales of TrUEPrS will meet the NYSE's minimum distribution standards.

  In view of the fact that the proceeds of the sale of the TrUEPrS will ultimately be invested in ADSs representing the ANZ Preference Shares, the Trust and ANZ have agreed to indemnify the Underwriters against certain liabilities, including liabilities under the Securities Act of 1933, as amended, or to contribute to payments the Underwriters may be required to make in respect thereof.

  In connection with the formation of the Trust, ML IBK Positions, Inc., an affiliate of Merrill Lynch, Pierce, Fenner & Smith Incorporated, subscribed for and purchased 4,000 TrUEPrS for a purchase price of $100,000.

  Until the distribution of the TrUEPrS is completed, rules of the Commission may limit the ability of the Underwriters and any selling group members to bid for and purchase the TrUEPrS. As an exception to these rules, the Representatives are permitted to engage in certain transactions that stabilize the price of the TrUEPrS. Such transactions consist of bids or purchases for the purpose of pegging, fixing or maintaining the price of the TrUEPrS.

  If the Underwriters create a short position in the TrUEPrS in connection with the Offering, i.e., if they sell more TrUEPrS than are set forth on the cover page of this Prospectus, the Representatives may reduce that short position by purchasing TrUEPrS in the open market. The Representatives may also elect to reduce any short position by exercising all or part of the over-allotment option described above.

  The Representatives may also impose a penalty bid on certain Underwriters and selling group members. This means that if the Representatives purchase TrUEPrS in the open market to reduce the Underwriters' short position or to stabilize the price of the TrUEPrS, they may reclaim the amount of the selling concession from the Underwriters and any selling group members who sold those TrUEPrS as part of the Offering.

  In general, purchases of a security for the purpose of stabilization or to reduce a short position could cause the price of the security to be higher than it might be in the absence of such purchases. The imposition of a penalty bid might also have an effect on the price of a security to the extent that it were to discourage resales of the security.

  Neither the Trust nor any of the Underwriters makes any representation or prediction as to the direction or magnitude of any effect that the transactions described above may have on the price of the TrUEPrS. In addition, neither the Trust nor any of the Underwriters makes any representation that the Representatives will engage in such transactions or that such transactions, once commenced, will not be discontinued without notice.

  The Trust has not authorized, or taken any action to cause, the issue or distribution in the Commonwealth of Australia, any of its States, territories or possessions or any political subdivision thereof ("Australia"), or to any resident of Australia, of this Prospectus or any other document inviting applications or offers to subscribe for or purchase the TrUEPrS offered hereby or offering such TrUEPrS for subscription or purchase and, accordingly, neither this Prospectus (whether in draft or definitive form) nor any such other document may be issued or distributed in Australia or to any resident of Australia for the purpose of inviting applications or offers to subscribe for or purchase the TrUEPrS offered hereby.

  No prospectus in relation to the TrUEPrS has been lodged with or registered by the Australian Securities and Investments Commission. In connection with the distribution of the TrUEPrS, each of the several Underwriters will represent and agree that it: (a) has not (directly or indirectly) offered for subscription or purchase or issued invitations to subscribe for or purchase nor has it sold the TrUEPrS; (b) will not (directly or indirectly) offer for subscription or purchase or issue invitations to subscribe for or purchase or sell the TrUEPrS; and (c) has not distributed and will not distribute any draft or definitive prospectus, advertisement or other offering material, in each case in Australia or to any resident of Australia (including corporations and other entities organized under the laws of Australia but not including a permanent establishment of such corporations or other entities located outside Australia).

  Each Underwriter has also in the Purchase Agreement represented and agreed that:

    (a) it has not offered or sold and prior to the date six months after the date of issue of the TrUEPrS will not offer or sell any TrUEPrS to persons in the United Kingdom except to persons whose ordinary activities involve them in acquiring, holding, managing or disposing of investments (as principal or agent) for the purposes of their businesses or otherwise in circumstances which have not resulted and will not result in an offer to the public in the United Kingdom within the meaning of the Public Offers of Securities Regulations 1995;

    (b) it has complied and will comply with all applicable provisions of the Financial Services Act 1986 with respect to anything done by it in relation to the TrUEPrS in, from or otherwise involving the United Kingdom; and

    (c) it has only issued or passed on, and will only issue or pass on, in the United Kingdom any document received by it in connection with the issue of the TrUEPrS to a person who is of a kind described in Article 11(3) of the Financial Services Act 1986 (Investment Advertisements) (Exemptions) Order 1996 or is a person to whom the document may otherwise lawfully be issued or passed on.

  Certain of the Underwriters render investment banking and other financial services to ANZ from time to time.

                                 LEGAL MATTERS

  Certain legal matters will be passed upon for the Trust and the Underwriters by their counsel, Brown & Wood LLP, New York, New York. Certain matters of Delaware law will be passed upon for the Trust by Richards, Layton & Finger P.A., Wilmington, Delaware, special Delaware counsel to the Trust. See also "Taxation."

                                    EXPERTS

  The statement of assets and liabilities included in this Prospectus has been audited by Deloitte & Touche LLP, independent auditors, as stated in their opinion appearing herein, and has been included in reliance upon such opinion given on the authority of said firm as experts in auditing and accounting.

                            ADDITIONAL INFORMATION

  The Trust has filed with the Commission, Washington, D.C. 20549, a Registration Statement on Form N-2 under the Securities Act with respect to the TrUEPrS offered hereby. Further information concerning the TrUEPrS and the Trust may be found in the Registration Statement, of which this Prospectus constitutes a part. The Registration Statement may be inspected without charge at the public reference facilities maintained by the Commission at Room 1024, 450 Fifth Street, N.W., Washington, D.C. 20549, and copies of all or any part thereof may be obtained from such office after payment of the fees prescribed by the Commission. The Commission maintains a Web site at http://www.sec.gov containing reports, proxy and information statements and other information regarding registrants, such as the Trust, that file electronically with the Commission.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholder of ANZ Exchangeable Preferred Trust:

We have audited the accompanying statement of assets and liabilities of ANZ Exchangeable Preferred Trust as of September 1, 1998. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of ANZ Exchangeable Preferred Trust as of September 1, 1998 in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Princeton, New Jersey
September 1, 1998

                       ANZ EXCHANGEABLE PREFERRED TRUST

                      STATEMENT OF ASSETS AND LIABILITIES

                               SEPTEMBER 1, 1998

                                    ASSETS

Cash.................................................................. $100,000
                                                                       --------
Total Assets.......................................................... $100,000
                                                                       ========
                                  LIABILITIES
Total Liabilities..................................................... $      0
                                                                       ========
NET ASSETS............................................................ $100,000
                                                                       ========
                          NET ASSET VALUE PER TRUEPRS
4,000 TrUEPrS issued and outstanding (Note 3)......................... $     25
                                                                       ========

--------
(1) The Trust was created as a Delaware business trust on July 8, 1998 and has had no operations other than matters relating to its organization and registration as a non-diversified, closed-end management investment company under the U.S. Investment Company Act of 1940, as amended. Costs incurred in connection with the organization of the Trust will be paid by the Trust out of the facility fee paid to the Trust by the U.K. Company in connection with the investment by the Trust in the Debt Securities. The ongoing administrative and other expenses of the Trust will be paid by the Jersey Holding Company pursuant to the Trust Expense Agreement. Any expenses of the Trust not covered by the Trust's arrangements with the Jersey Holding Company under the Trust Expense Agreement will be paid by the ANZ Affiliate pursuant to the Expense and Indemnity Agreement.
(2) Offering expenses will be payable upon completion of the Offering and will be paid by the Trust out of the facility fee to be paid to the Trust by the U.K. Company in connection with the investment by the Trust in the Debt Securities.
(3) On September 1, 1998, the Trust issued 4,000 TrUEPrS to ML IBK Positions, Inc., an affiliate of Merrill Lynch, Pierce, Fenner & Smith Incorporated, in consideration for a purchase price of $100,000.

                      [This page intentionally left blank]

 THE FOLLOWING PROSPECTUS OF AUSTRALIA AND NEW ZEALAND BANKING GROUP LIMITED IS ATTACHED AND DELIVERED FOR CONVENIENCE OF REFERENCE ONLY. THE PROSPECTUS OF AUSTRALIA AND NEW ZEALAND BANKING GROUP LIMITED DOES NOT CONSTITUTE A PART OF THE FOREGOING PROSPECTUS OF ANZ EXCHANGEABLE PREFERRED TRUST, NOR IS IT INCORPORATED BY REFERENCE THEREIN.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

 NO DEALER, SALESPERSON OR OTHER INDIVIDUAL HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING DESCRIBED HEREIN AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE UNDERWRITERS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, ANY SECURI-TIES OTHER THAN THOSE SPECIFICALLY OFFERED HEREBY, OR OF ANY SECURITIES OF-FERED HEREBY, IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE AN OFFER OR SOLICITATION IN SUCH JURISDICTION. NEITHER THE DELIVERY OF THIS PROSPECTUS NOR ANY SALE MADE HEREUNDER SHALL, UNDER ANY CIRCUMSTANCES, CREATE ANY IMPLICATION THAT THERE HAS BEEN NO CHANGE IN THE FACTS SET FORTH IN THIS PROSPECTUS OR IN THE AFFAIRS OF THE TRUST SINCE THE DATE HEREOF OR SINCE THE DATES AS OF WHICH INFORMATION IS SET FORTH HEREIN. IN THE EVENT THAT ANY SUCH CHANGE SHALL OCCUR DURING THE PERIOD IN WHICH APPLICABLE LAW REQUIRES DELIVERY OF THIS PROSPECTUS, THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED ACCORDING-LY.

                                ---------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Prospectus Summary.........................................................   3
Fee Table..................................................................  10
Structural Diagram.........................................................  11
The Trust..................................................................  12
Use of Proceeds and Collateral Arrangements................................  12
Investment Objective and Policies..........................................  13
Investment Restrictions....................................................  19
Risk Factors...............................................................  19
Description of the TrUEPrS.................................................  21
Trustees...................................................................  24
Management Arrangements....................................................  24
Dividends and Distributions................................................  26
Net Asset Value............................................................  27
Taxation...................................................................  27
Underwriting...............................................................  32
Legal Matters..............................................................  35
Experts....................................................................  35
Additional Information.....................................................  35
Independent Auditors' Report...............................................  36
Statement of Assets and Liabilities........................................  37

                   Prospectus relating to Preference Shares
              of Australia and New Zealand Banking Group Limited

                                ---------------

 UNTIL OCTOBER 10, 1998 (25 DAYS AFTER THE COMMENCEMENT OF THE OFFERING), ALL DEALERS EFFECTING TRANSACTIONS IN THE TRUEPRS, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, MAY BE REQUIRED TO DELIVER A PROSPECTUS. THIS DELIVERY RE-QUIREMENT IS IN ADDITION TO THE OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS AND WITH RESPECT TO THEIR UNSOLD ALLOTMENTS OR SUBSCRIPTIONS.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


                             16,000,000 TRUEPRS(SM)


                               ANZ EXCHANGEABLE
                                PREFERRED TRUST


                                ---------------

                                  PROSPECTUS

                                ---------------


                              MERRILL LYNCH & CO.

                          MORGAN STANLEY DEAN WITTER

                           PAINEWEBBER INCORPORATED

                      PRUDENTIAL SECURITIES INCORPORATED

                             SALOMON SMITH BARNEY


                              SEPTEMBER 15, 1998


 SM Service mark of Merrill Lynch & Co., Inc.

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